STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
DECEMBER 31, 2000

PICTURE OF BRIDGE

STEIN ROE TAX-EXEMPT BOND FUNDS

TAX-EXEMPT FUNDS

           STEIN ROE MUNICIPAL MONEY MARKET FUND
           STEIN ROE INTERMEDIATE MUNICIPALS FUND
           STEIN ROE MANAGED MUNICIPALS FUND
           STEIN ROE HIGH-YIELD MUNICIPALS FUND


Logo: Stein Roe Mutual Funds
      Sensible Risks, Intelligent Investments(R)

Contents
--------------------------------------------------------------------------------

From the President................................................     1
   Stephen Gibson's thoughts on the markets and investing

Questions & Answers
   Interviews with the portfolio manager(s) and
   a summary of investment activity
   Stein Roe Municipal Money
     Market Fund..................................................     5
   Stein Roe Intermediate
     Municipals Fund..............................................     8
   Stein Roe Managed Municipals Fund..............................    11
   Stein Roe High-Yield Municipals Fund...........................    15

Portfolios of Investments.........................................    18
   A complete list of investments with market values

Financial Statements..............................................    44
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................    54


Financial Highlights..............................................    60
   Selected per-share data



                Must be preceded or accompanied by a prospectus.

From the President
--------------------------------------------------------------------------------

To Our Shareholders
After an extended period of unbridled economic growth and nearly a year of interest rate increases, the six-month period ended December 31, 2000 provided a markedly different environment in the bond market. In the second half of 2000, economic indicators began to reflect a slowing in the domestic economy. Housing starts were at their lowest levels in two years. Auto manufacturers announced cuts in production. There were also signs of a decline in consumer and capital spending levels for the period. In this environment of slower economic growth, the bond market stabilized.
   Municipal bonds, for the most part, mirrored Treasury securities and rallied as yields declined. The declining inflation rate and the slowdown in economic growth have already prompted the Federal Reserve to cut interest rates twice, a sign that they are willing to act quickly and forcefully to avoid a recession. We believe further interest rate cuts would serve to bolster the bond market rally.
   We remain confident that municipal bonds can be a rewarding asset class for tax-sensitive investors. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. As always, I thank you for choosing the Stein Roe Tax-Exempt Bond Funds and for giving us the opportunity to serve your investment needs.

   Sincerely,

   /s/Stephen E. Gibson
   Stephen E. Gibson
   President
   February 12, 2001


Photo of Stephen E. Gibson

Fund Performance
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                         Periods Ended December 31, 2000


                                        6 MONTH
                                      (CUMULATIVE )  1 YEAR   5 YEARS  10 YEARS
                                      -----------------------------------------
STEIN ROE MUNICIPAL
  MONEY MARKET FUND                       1.86%       3.63%    3.09%     2.92%
U.S. Consumer Price Index (Inflation)     0.99%       3.39%    2.54%     2.66%
Lipper Tax-Exempt Money Market
  Fund Average                            1.83%       3.52%    3.05%     2.96%
Number of Funds in Peer Group              136         133      115       75

STEIN ROE INTERMEDIATE MUNICIPALS FUND    6.00%       9.42%    4.96%     6.28%
Lehman Brothers 10-Year Municipal
  Bond Index                              6.54%      10.76%    5.93%     7.44%
Lipper Intermediate Municipal Debt
  Fund Average                            5.46%       8.55%    4.66%     6.16%
Number of Funds in Peer Group              125         121      99        24

STEIN ROE MANAGED MUNICIPALS FUND         8.24%      12.48%    5.38%     6.81%
Lehman Brothers Municipal Bond Index 6.90% 11.68% 5.84% 7.32% Lipper General Municipal Debt Fund
  Average                                 6.59%      10.83%    4.65%     6.67%
Number of Funds in Peer Group              279         273      187       85

STEIN ROE HIGH-YIELD MUNICIPALS FUND      4.61%      7.15%     4.79%     6.21%
Lehman Brothers Municipal Bond Index 6.90% 11.68% 5.84% 7.32% Lipper High-Yield Municipal Debt
  Fund Average                            1.88%       3.08%    3.78%     6.01%
Number of Funds in Peer Group              78          68       39        18

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

An expense limitation of 0.70% was in effect for Stein Roe Municipal Money Market Fund and Stein Roe Intermediate Municipals Fund for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Each index shown above is an unmanaged group of fixed-income securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. The U.S. Consumer Price Index is the government's measure of annual changes in the cost of living. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper, Inc., a monitor of mutual fund performance, and Bloomberg Business News.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements performance results would have been lower.

Total Return Comparison
--------------------------------------------------------------------------------


Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1990 to December 31, 2000

                        LEHMAN BROTHERS 10-YEAR      INTERMEDIATE
                        MUNICIPAL BOND INDEX         MUNICIPALS FUND
12/31/90                10000                        10000
12/31/91                11212                        11067
12/31/92                12212                        11911
12/31/93                13772                        13229
12/31/94                13115                        12784
12/31/95                15366                        14437
12/31/96                16064                        15038
12/31/97                17548                        16166
12/31/98                18735                        17047
12/31/99                18501                        16806
12/31/00                20192                        18390

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/90, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed-income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.


Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1990 to December 31, 2000

                    LEHMAN BROTHERS                 MANAGED MUNICIPALS
                    MUNICIPAL BOND INDEX            FUND
12/31/90            10000                           10000
12/31/91            11214                           11188
12/31/92            12203                           12115
12/31/93            13701                           13478
12/31/94            12993                           12754
12/31/95            15261                           14875
12/31/96            15938                           15436
12/31/97            17402                           16873
12/31/98            18530                           17801
12/31/99            18148                           17189
12/31/00            20268                           19332

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/90, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed-income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.

Total Return Comparison Continued
--------------------------------------------------------------------------------


Stein Roe High-Yield Municipals Fund
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT  December 31, 1990 to December 31, 2000


                  LEHMAN BROTHERS MUNICIPAL       HIGH-YIELD
                  BOND INDEX                      MUNICIPALS FUND
12/31/90          10000                           10000
12/31/91          11214                           10984
12/31/92          12203                           12064
12/31/93          13701                           12710
12/31/94          12993                           14062
12/31/95          15261                           13495
12/31/96          15938                           15887
12/31/97          17402                           16599
12/31/98          18530                           18181
12/31/99          18148                           19141
12/31/00          20268                           18273




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on 12/31/90, reinvestment of distributions, and compares fund performance to an unmanaged group of fixed-income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc

Questions & Answers
--------------------------------------------------------------------------------
AN INTERVIEW WITH VERONICA M. WALLACE, PORTFOLIO MANAGER OF STEIN ROE MUNICIPAL MONEY MARKET FUND AND SR&F MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Municipal Money Market Fund seeks maximum current income exempt from federal income tax, consistent with capital preservation and maintenance of liquidity by investing principally in a diversified portfolio of short-term municipal securities.

   FUND INCEPTION:
   March 15, 1983

   NET ASSETS:
   $116.9 million

Q: HOW DID THE FUND PERFORM DURING THE PERIOD?
WALLACE: The Fund outperformed its peer group during this first half of fiscal 2001. It generated a total return of 1.86%, slightly ahead of the 1.83% average total return for the Lipper Tax-Exempt Money Market Fund Average.

Q: WHAT STRATEGY DO YOU USE TO MANAGE THE PORTFOLIO?
WALLACE: A core element of our strategy for the Fund has been the use of variable-rate demand notes. These issues are always priced at par, so they're highly liquid. In addition, their rates are reset either daily or weekly, so they carry relatively little interest rate risk. Between June 1999 and June 2000, when the Federal Reserve repeatedly increased short-term interest rates, we made large-scale investments in demand notes. This allowed us to capture ever-higher current yields for the Fund while limiting the devaluing effects of rising rates. Because of high allocation to demand notes (77.7% of net assets at June 30), the Fund's average maturity at the beginning of the period was a relatively short 28 days.

Q: DID YOU ADJUST THIS STRATEGY DURING THE PERIOD?
WALLACE: Since June, we have lengthened the average maturity to 48 days, in response to the changing economic environment. Over the course of the six months, the signs of economic deceleration became more numerous and frequent. So we looked for the Federal Reserve to shift its position from raising rates to leaving them alone, or lowering them. This would trigger lower yields and higher prices for money market


Photo of: Veronica M. Wallace

Questions & Answers Continued
--------------------------------------------------------------------------------

securities, especially longer-maturity issues. Anticipating this change, we traded some of the portfolio's demand notes for notes maturing in six months to one year.
   For example, we purchased New Jersey City of Bayonne Notes (0.77% of net assets) yielding 4.50%, or 74% of the yield from a comparable Treasury bill. For an investor in the 31% federal tax bracket, that would be the equivalent of earning 6.52% from a taxable investment.
   We purchased a one-year Texas Tax and Revenue Anticipation Notes (1.54% of net assets). We also added longer-maturity commercial paper to the portfolio.


Q: WHAT DO YOU EXPECT NEXT FOR THE SHORT-TERM MUNICIPALS MARKET?
WALLACE: Right after the fiscal period ended, the Fed did precisely what investors had anticipated. It trimmed interest rates on January 3 by 0.50%. A second rate cut came on January 31. Considering the continued slide in the economic indicators, we look for the Fed to make additional cuts. Therefore, we expect to maintain our emphasis on demand notes while we continue to look for attractive opportunities to add longer-term issues to the Fund.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Corp. (FDIC) or any government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
                                        6

Portfolio Highlights
--------------------------------------------------------------------------------
                      SR&F Municipal Money Market Portfolio

                             SECURITY TYPE BREAKDOWN

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 2000    JUNE 30, 2000
                                            ------------------------------------
Variable-Rate Notes                                 77.6%               77.7%
Other Tax-Exempt Bonds                               9.2                 6.7
Tax-Exempt Bonds                                     6.1                 8.7
Put Bonds                                            2.5                 3.9
Tax & Revenue Anticipation Notes                     2.3                 1.6
Commercial Paper                                     2.3                 1.4
                                            ------------------------------------
Total Investments                                  100.0%              100.0%



                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 2000    JUNE 30, 2000
--------------------------------------------------------------------------------
7-Day Dollar-Weighted Average Maturity            48 days            40 days
7-Day Current Yield*                               4.07%              3.91%

* Net of all fees and expenses and represents an annualization of dividends declared and payable to shareholders for the last seven days of investments.



--------------------------------------------------------------------------------

PIE CHART:
                                    MATURITY
    As of December 31, 2000                             As of June 30, 2000
1-29 days                  77.3%                    1-29 days              79.3%
30-89 days                  3.9%                    30-89 days              4.2%
90-179 days                 7.3%                    90-179 days             8.7%
180-299 days                7.5%                    180-299 days            1.5%
Greater than 299 days       4.0%                    Greater than 299 days   6.3%

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH BILL LORING, PORTFOLIO MANAGER OF
STEIN ROE INTERMEDIATE MUNICIPALS FUND


   FUND DATA
   INVESTMENT OBJECTIVE:
   Seeks a high level of total return, consisting of current federal income exempt from federal income tax, consistent with the preservation of capital.

   FUND INCEPTION:
   October 9, 1985

   NET ASSETS:
   $135.7 million


Photo of: Bill Loring


Q: HOW DID THE FUND PERFORM BETWEEN JULY 1, 2000 AND DECEMBER 31, 2000?
A: While the short- and long-term sectors of the municipal bond market were generally weak during the period, the intermediate sector enjoyed strong performance. As a result, the Fund returned 6.00% for the six-month period ended December 31, 2000. This return slightly underperformed the Fund's benchmark, the Lehman 10-Year Municipal Bond Average, which returned 6.54% for the same period.

Q: HOW DID YOU POSITION THE FUND IN RESPONSE TO THE INFLATIONARY UNCERTAINTIES DURING THE PERIOD?
A: We kept duration short early in the year, because it appeared that interest rates would continue to rise as long as economic growth remained unchecked. Duration measures a fund's sensitivity to interest rate changes, so our strategy helped keep the Fund's value relatively stable. During the period, however, the economy began to slow and interest rate increases were put on hold. In response to this development, we began extending the Fund's duration, in order to take advantage of the lower interest rates we anticipated.
   We also attempted to improve the Fund's performance by increasing our holdings in zero coupon bonds. By definition, zero coupon bonds are debt securities that do not pay interest. Since they are traditionally sold at a deep discount to make up for the lack of interest payments, the value of these bonds increases when interest rates decline. We believe this addition of zero coupon bonds will benefit the Fund's performance in a declining interest rate environment.

Q: DID ANY PARTICULAR SECTORS WITHIN THE PORTFOLIO HAVE A SIGNIFICANT IMPACT ON FUND PERFORMANCE?
A: The high yield bond market struggled during this period, as the

Questions & Answers Continued
--------------------------------------------------------------------------------

market seemed to decide that this was a bad time for taking credit risk. Accordingly, the high yield sector of the Fund's portfolio generally provided disappointing returns. Fortunately, we held an underweighted position in high yield bonds, so the negative impact was limited.
   Bonds in the longer intermediate range, by contrast, provided a boost to Fund performance. We increased our weighting in the 14-20 year bond sector (without raising the average weighted maturity of the portfolio beyond 10 years), and used this positioning to take advantage of market rallies during the period. This approach provided significant benefits to the Fund's performance.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?
A: We believe the future looks quite positive for the bond market in general, and the intermediate bond market in particular. Across the board, economic indicators suggest that the U.S. economy's rampant growth has slowed to a reasonable pace. The rate of inflation - always of great concern to the Federal Reserve Board - has been declining steadily throughout the year. Key short-term interest rates have been cut once, and the Fed has given indications that they are willing to make further rate cuts in an effort to avoid the possibility of recession. All of this should be good news for investors in the bond market, because bonds generally have performed better in periods of slower economic growth and declining interest rates.
   There may be favorable trends in the municipal market as well. In recent years, strong economies and high tax revenues have allowed state and local entities to fund new projects with cash rather than debt, causing the supply of municipal bonds to dwindle. However, as the economy starts to slow, the supply of municipal bonds should begin to return to historical levels.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURNS WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/00 and are subject to change. The Advisor currently limits expenses to 0.70% of average net assets. Fund return as of 12/31/00 would have been lower without the limit. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team seeks to identify opportunities and react quickly to market changes.

Fund Highlights
--------------------------------------------------------------------------------

                     Stein Roe Intermediate Municipals Fund

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 2000                            JUNE 30, 2000
--------------------------------------------------------------------------------
New York                          12.4%      New York                      15.9%
Illinois                          10.1       Illinois                       9.9
Texas                              7.2       Arizona                        6.2
Georgia                            5.9       Texas                          5.9
Massachusetts                      5.3       Georgia                        5.7


                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 2000    JUNE 30, 2000
                                            ------------------------------------
Average Duration                                    6.5 years         6.2 years
Average Weighted Maturity                           9.3 years         9.4 years
Average Weighted Coupon                             6.04%             6.12%


--------------------------------------------------------------------------------

PIE CHART:
                                    MATURITY
      As of December 31, 2000                         As of June 30, 2000
0-5 Years                    16.9%              0-5 Years                  27.2%
5-10 Years                   36.3%              5-10 Years                 34.6%
10-15 Years                  23.8%              10-15 Years                20.6%
Greater than 15 Years        23.0%              Greater than 15 Years      17.6%



--------------------------------------------------------------------------------

PIE CHART:

                                PORTFOLIO QUALITY
      As of December 31, 2000                         As of June 30, 2000
AAA                          62.2%              AAA                        56.4%
AA                           16.0%              AA                         13.9%
A                             9.4%              A                          17.9%
BBB and Below                 7.0%              BBB and Below               8.1%
Cash equivalents              1.6%              Cash equivalents            0.1%
Non-rated                     3.8%              Non-rated                   3.6%

Questions & Answers
--------------------------------------------------------------------------------
AN INTERVIEW WITH BRIAN HARTFORD AND BILL LORING,
PORTFOLIO MANAGERS OF STEIN ROE MANAGED MUNICIPALS FUND

Photos of : Brian Hartford and Bill Loring.


          FUND DATA
   INVESTMENT OBJECTIVE:
   Seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

   FUND INCEPTION:
   February 23, 1977

   NET ASSETS:
   $471 million


Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 2000?
A: The Stein Roe Managed Municipals Fund performed well during the six-month period ended December 31, 2000, as the bond markets finally took a favorable turn. The Fund returned 8.24% for the period, which is a significant improvement over the performance in the previous fiscal year. The Fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.90% for the same period. The Fund also outperformed the Lipper General Municipal Debt Fund peer group average return of 6.59%. This outperformance is mainly the result of our overweighted position in non-callable bonds (which outperformed during the period), and the Fund's longer duration in the second half of the period.

Q: HOW HAS THE INVESTMENT ENVIRONMENT CHANGED SINCE THE END OF THE LAST FISCAL YEAR?
A: Starting in mid-1999, the Federal Reserve Board repeatedly raised short-term interest rates in an effort to rein in the economy and avoid inflationary pressures. By the third quarter of 2000, it appeared that the Fed's efforts had been successful. Economic growth declined dramatically in the fourth quarter, which helped to ease inflationary concerns but triggered fears about the possibility of recession. In recent weeks, the Fed has cut interest rates twice, and there is evidence to suggest that they are willing to make further rate cuts in order to avoid recession.

Questions & Answers Continued
--------------------------------------------------------------------------------

Q: HOW DID YOU POSITION THE FUND FOR THIS ENVIRONMENT?
A: We had shortened the Fund's duration going into this fiscal year because it appeared that interest rates would continue to rise as long as economic growth remained unchecked. The shorter a fund's duration, the less its share price will fall when interest rates rise (and vice versa). During the six-month period ended December 31, 2000 the economy began to slow and interest rate increases were put on hold. In response to this development, we extended the Fund's duration in order to better take advantage of the lower interest rates we anticipated.
   We also increased our holdings in zero coupon bonds in an effort to improve Fund performance. By definition, zero coupon bonds are debt securities that do not pay interest on a current basis, but rather at maturity. They are traditionally sold at a deep discount to make up for the lack of interest payments, so the value of these bonds increases when interest rates decline. We believe this addition of zero coupon bonds will benefit the Fund's performance in a declining interest rate environment.

Q: DID ANY PARTICULAR SECTORS WITHIN THE PORTFOLIO HAVE A SIGNIFICANT IMPACT ON FUND PERFORMANCE?
A: The high yield bond market struggled during this period, as the market seemed to decide that this was a bad time for taking credit risk. As a result, the high yield sector of the Fund's portfolio generally provided disappointing returns. Fortunately, we held an underweighted position in high yield bonds, so the poor performance in this sector had only a limited effect on overall Fund performance. We still believe that attractive investment opportunities are available in the high yield sector, and we will attempt to selectively add these securities to the portfolio in the months to come.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?
A: We believe the future looks quite positive for the bond market. Across the board, economic indicators suggest that the U.S. economy's rampant growth has slowed to a reasonable pace. Key short-term interest rates have been cut twice, and evidence indicates that the Fed is willing to act swiftly and decisively with further rate cuts in order to

Questions & Answers Continued
--------------------------------------------------------------------------------

avoid the possibility of recession. All of this should be good news for investors in the bond market, because bonds generally have performed better in periods of slower economic growth and declining interest rates.
   There may be favorable trends in the municipal market as well. In recent years, strong economies and high tax revenues have allowed state and local entities to fund new projects with cash rather than debt, causing the supply of municipal bonds to dwindle. However, as the economy starts to slow, the supply of municipal bonds should begin to return to historical levels.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/00 and are subject to change. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team seeks to identify opportunities and react quickly to market changes.

Source of Lipper data: Lipper Inc.

Fund Highlights
                        Stein Roe Managed Municipals Fund

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 2000                            JUNE 30, 2000
--------------------------------------------------------------------------------
Georgia                        13.5%         Georgia                       12.5%
Illinois                       10.1          Illinois                       9.7
Massachusetts                   9.3          Massachusetts                  9.4
New York                        6.2          New York                       6.6
California                      6.1          California                     5.9



                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 2000    JUNE 30, 2000
                                            ------------------------------------
Average Duration                                   10.2 years         9.4 years
Average Weighted Maturity                          16.1 years        16.1 years
Average Weighted Coupon                             5.53%             5.77%


--------------------------------------------------------------------------------
PIE CHART:

                                    MATURITY
      As of December 31, 2000                       As of June 30, 2000
Less than 5 Years           5.9%             Less than 5 Years           7.4%
5-10 Years                 14.0%             5-10 Years                 12.8%
10-15 Years                27.1%             10-15 Years                27.8%
15-20 Years                22.0%             15-20 Years                21.1%
20-25 Years                17.2%             20-25 Years                18.5%
Greater than 25 Years      13.8%             Greater than 25 Years      12.4%



--------------------------------------------------------------------------------
PIE CHART:

                                PORTFOLIO QUALITY

      As of December 31, 2000                          As of June 30, 2000
AAA                        49.0%                 AAA                       42.9%
AA                         23.0%                 AA                        22.0%
A                          13.8%                 A                         20.2%
BBB and Below               7.4%                 BBB and Below              9.8%
Cash equivalents            2.1%                 Cash equivalents           0.5%
Non-rated                   4.7%                 Non-rated                  4.6%

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH MAUREEN NEWMAN, PORTFOLIO MANAGER OF STEIN ROE HIGH-YIELD MUNICIPALS FUND AND SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.

   FUND INCEPTION:
   March 5, 1984

   NET ASSETS:
   $241.9 million


Photo of: Maureen Newman


Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 2000?
A: For the six months ended December 31, 2000, Stein Roe High-Yield Municipals Fund performed well, delivering a total return of 4.61%. This return was substantially higher than the Lipper High-Yield Municipal Debt Fund peer group average return of 1.88%. The Lehman Brothers Municipal Bond Index, a broad gauge of the municipal bond market's performance, returned 6.90% for the same period.
   During the period, credit spreads (which measure the difference in yield between higher and lower quality bonds) widened, resulting in the outperformance of higher quality bonds. Since the Lehman Brothers Municipal Bond Index consists primarily of securities rated in the four highest rating categories, the Index tends to outperform during periods of widening credit spreads. High yield funds tend to provide lower returns during these periods, as they contain non-investment grade and non-rated bonds.


Q: WHAT FACTORS BENEFITED THE FUND'S PERFORMANCE DURING THIS FISCAL PERIOD?
A: The municipal bond market performed well during the period, with yields falling and prices rising. The Fund was well positioned to benefit from this upturn in the market. Also, as credit quality concerns began to surface late in the period, the Fund outperformed because of our recent diversification out of cyclical bonds and into more defensive sectors.

Q: PLEASE DISCUSS THE STRATEGIES YOU EMPLOYED DURING THE PERIOD.
A: While the Fund seeks a high level of income, it is also managed for total return. This means that while seeking a reasonably high current yield, we also attempt to

Questions & Answers Continued
--------------------------------------------------------------------------------

preserve the principal value of your investment. To pursue this objective, we invested a portion of the Fund's assets in small, non-rated municipal issues. Because these securities involve greater risks than investment grade issues, we diversified the Fund's holdings by industry sector and geographic location, and conducted extensive credit research to avoid weaker bonds. We also added some inverse floaters, bonds which have a longer duration and therefore benefit from rising bond prices.

Q: HOW DID YOU POSITION THE FUND IN RESPONSE TO ECONOMIC UNCERTAINTIES?
A: During the period, as economic evidence increasingly pointed toward a slowdown, we reduced our hedge against higher interest rates and focused on broadening the Fund's diversification, primarily through investments in multi-family housing and selected transportation bonds. For instance, we invested in a Las Vegas monorail project (NV State Department of Business & Industry, 0.40% of net assets) designed to facilitate movement among the city's casinos. We also purchased a bond backed by revenues from a toll road connecting Denver's fast-growing southern suburbs to its airport. The bond (E-470 Public Highway Authority, 0.93% of net assets) is well structured and was offered at an attractive price.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL PERIOD?
A: At this juncture, our outlook is more positive than it has been for some time. The economy is slowing, but probably not so rapidly as to turn the decade-long expansion into a recession. A slower, non-inflationary rate of growth should please bond investors, so we look for positive price movement in the general bond market. However, we believe that a less robust economy may lead to weakness in certain cyclical industries, so we have been actively moving away from industrial development bonds in sectors such as airlines and plan to continue focusing on less economically sensitive areas like multi-family housing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 12/31/00 and are subject to change. Investing in high-yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but maybe subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investments.

Source of Lipper data: Lipper, Inc.

Portfolio Highlights
--------------------------------------------------------------------------------


                      SR&F High-Yield Municipals Portfolio

                                 TOP FIVE STATES

                 PORTFOLIO                                  PORTFOLIO
             DECEMBER 31, 2000                            JUNE 30, 2000
--------------------------------------------------------------------------------
Florida                          9.0%        Pennsylvania                  10.5%
Pennsylvania                     8.8         Florida                        9.3
Indiana                          7.3         Indiana                        9.1
Colorado                         6.6         Colorado                       6.2
Texas                            6.1         Texas                          5.4


                              PORTFOLIO STATISTICS

                                                 PORTFOLIO          PORTFOLIO
                                             DECEMBER 31, 2000    JUNE 30, 2000
                                            ------------------------------------
Average Duration                                    7.3 years         7.4 years
Average Weighted Maturity                          17.5 years        16.9 years
Average Weighted Coupon                             6.57%             6.65%


--------------------------------------------------------------------------------

PIE CHART:
                                    MATURITY
       As of December 31, 2000                       As of June 30, 2000
Less than 5 Years           9.4%             Less than 5 Years          13.9%
5-10 Years                 13.3%             5-10 Years                 10.3%
10-15 Years                12.1%             10-15 Years                12.8%
15-20 Years                23.8%             15-20 Years                21.4%
20-25 Years                20.7%             20-25 Years                20.6%
Greater than 25 Years      20.7%             Greater than 25 Years      21.0%




--------------------------------------------------------------------------------

PIE CHART:
                                PORTFOLIO QUALITY
      As of December 31, 2000                           As of June 30, 2000
AAA                         16.1%                 AAA                      16.3%
AA                          10.6%                 AA                        8.8%
A                           14.0%                 A                        16.1%
Cash equivalents             0.7%                 Cash equivalents          1.6%
BBB                         18.6%                 BBB                      22.1%
BB                           8.1%                 BB                        8.7%
Non-rated                   31.9%                 Non-rated                26.4%

SR&F Municipal Money Market Portfolio
--------------------------------------------------------------------------------


December 31, 2000 (All amounts in thousands)
(Unaudited)


MUNICIPAL SECURITIES 99.1%                                     Par         Value
--------------------------------------------------------------------------------
ARIZONA - 1.4%
Phoenix Industrial Development Authority,
   Spring Air Matress Co.,  Series 1999,
   5.25% 01/03/01 (a)................................      $ 1,870       $ 1,870
                                                                         -------

CALIFORNIA - 0.8%
State Higher Education Loan Authority,
   Series 1994 A, VRDB 4.70% 07/01/05 (a)............        1,000         1,000
                                                                         -------

COLORADO - 4.1%
Colorado Springs, Catalano Family L.L.P.,
   Series 1998, 5.20% 01/04/01 (a) (b)...............        1,085         1,085
Jefferson County, Rocky Mountain Butterfly Project,
   Series 1998, VRDB 2.95% 06/01/10 (b)..............          315           315
Lowry Economic Redevelopment Authority,
   Series 1998 B, VRDB 4.80% 01/03/01................          900           900
SBC Metropolitan District, Series 1998, 4.45% 12/01/01       2,000         2,000
State, Series 2000,  5.00% 06/27/01..................        1,000         1,003
                                                                         -------
                                                                           5,303
DISTRICT OF COLUMBIA - 0.8%
District of Columbia Housing Finance Agency,
   Series 2000 E, 4.60% 07/23/01 (a).................        1,000         1,000
                                                                         -------

GEORGIA - 1.7%
Gwinnett County Development Authority, Price Co., Inc.,
   Series 1995, VRDB 3.20% 06/01/10 (a)..............        2,200         2,200
                                                                         -------

ILLINOIS - 25.0%
ABN AMRO Munitops CTF, Series 1998-14, VRDB
   4.97% 01/03/01 (b)................................        1,000         1,000
Chicago, Series A, VRDB 4.25% 01/03/02...............        1,000         1,000
Chicago, Series 1997, VRDB 4.38% 01/01/06............          900           900
Chicago, Archer Court Apartments, Series 1999 B,
   4.98% 01/04/01 (a)................................        1,010         1,010
Chicago, De LaSalle Institute Project, Series 1997, VRDB
   4.00% 04/01/27....................................          900           900
Chicago, Midway Airport,  Series 1999, VRDB
   3.30% 01/01/29 (a)................................        1,960         1,960
Chicago, PS Greetings, Inc., Series 1999, VRDB
   5.15% 01/04/01 (a)................................        1,420         1,420
Chicago, Stockyards Redevelopment Project,
   Series 1997 A, VRDB 2.95% 12/01/11................        1,400         1,400
Galesburg, Knox College, Series 1999, 5.00% 01/04/01.          600           600
Glendale Heights, Judy L.L.C./York Corrugated,
   Series 1998, VRDB 3.30% 08/01/28 (a)..............        1,480         1,480
Melrose Park, Ninos Enterprises, Inc.,
   Series 1999, 5.15% 01/03/01 (a)...................        3,400         3,400
Morton, Morton Welding Co., Inc., Series 1996 A,
   5.30% 01/04/01 (b)................................          870           870
Palatine,  Little City Community Development
   Project Series 1998, VRDB 3.10% 12/01/28..........        1,000         1,000
Quad Cities Regional Economic Development Authority,
   Steel Warehouse Quad Cities, Series 1998,
   5.20% 01/04/01 (a) (b)............................        2,200         2,200
Sauget, Monsanto Co., Series 1996, 4.95% 01/03/01 ...        2,200         2,200
Springfield, Oak Terrace Joint Venture L.P.,
   Series 1999, VRDB 3.10% 12/01/25..................        1,000         1,000
Springfield, Phillips Brothers, Inc., Series 1998,
   5.20% 01/04/01 (a) (b)............................        1,350         1,350

SR&F Municipal Money Market Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
ILLINOIS - CONT.
State Development Finance Authority, American
   Osteopathic Assoc., Series 1993,
   VRDB 5.05% 01/04/01...............................      $ 1,655       $ 1,655
State Development Finance Authority, Ivex Corp
   Project, VRDB 3.40% 04/01/08......................        1,500         1,500
State Development Finance Authority, Rest Haven
   Illiana Christian Convalescent Home, Series 1997,
   VRDB 3.10% 01/01/27...............................        1,000         1,000
State Development Finance Authority, Wheaton Academy,
      Series 1998, VRDB 3.10% 10/01/28...............        1,000         1,000
State Educational Facilities Authority, Aurora University,
      Series 1989, VRDB 3.20% 01/01/09...............        1,400         1,400
State Health Facilities Authority, University of Chicago,
      Series 1985 A, VRDB 4.15% 08/01/15.............        1,000         1,000
Will County, LPX, Inc., Series 1987, 4.50% 10/01/07..        1,350         1,350
                                                                         -------
                                                                          32,595

INDIANA - 8.0%
Elkhart, Adorn, Inc., Series 1995, 5.40% 01/04/01 (a)        1,000         1,000
Health Facility Financing Authority, Series 2000-B
   5.00% 01/03/01....................................        1,400         1,400
Kokomo, Village Community Partners IV L.P.,
   Series 1995, 5.00% 01/04/01 (a)...................        2,640         2,640
Plymouth, Hillcrest Apartments, Series 1998 A,
   3.20% 04/01/28 (a)................................        1,000         1,000
St.Joseph County, Pine Oaks Apartments,
   Series 1997 A, VRDB 3.20% 06/01/27 (a)............        2,365         2,365
State Development Finance Authority, Carr Metal
   Products, Inc., Series 1999, 5.40% 01/03/01 (a)...        1,160         1,160
State Transportation Finance Authority,
   Series 1992 A, 6.10% 12/01/01.....................          850           863
                                                                         -------
                                                                          10,428

IOWA - 17.1%
Cedar Rapids, Series 2000, 5.00% 06/01/01............        1,355         1,358
Clinton, Sethness Products Co., Series 1996,
   VRDB 3.25% 09/01/11 (b)...........................        3,700         3,700
Dallas Center Grimes Community School District,
   Series 2000, 5.00% 05/01/01.......................          260           261
Muscatine County, Monsanto Co., Series 1992,
   4.95% 01/03/01....................................        2,100         2,100
Scott County, Nichols Aluminum Project, Series 1999,
   VRDB 3.15% 06/01/14 (a) (b).......................        2,800         2,800
State Finance Authority, Diocese of Sioux City,
   Series 1999, VRDB 2.95% 03/01/19..................          100           100
State Finance Authority, Village Court Assoc. Project,
   Series 1985 A, VRDB 2.95% 11/01/15................        2,300         2,300
State Higher Education Loan Authority, St.Ambrose
   University Project, Series 1995, VRDB
   3.05% 02/01/05....................................          900           900
State Higher Education Loan Authority, American
   Institute of Business Series 1998, VRDB
   3.05% 11/01/13....................................        1,460         1,460
State School Corps. CTFS, Iowa School Cash
   Anticipation Program Series 2000-A,
   5.50% 06/22/01....................................        1,000         1,006
Webster County,  St. Edmond Project, Series 2000,
   VRDB 2.95% 07/01/20...............................        3,400         3,400
Woodbury County, Siouxland Medical Educational
   Foundation, Series 1996, VRDB 3.00% 11/01/16......        2,850         2,850
                                                                         -------
                                                                          22,235

KANSAS - 0.6%
Olathe, Garmin International, Inc., Series 1995, VRDB
   3.45% 01/01/25 (a) (b)............................          800           800
                                                                         -------

SR&F Municipal Money Market Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
KENTUCKY - 1.9%
Clark County, East Kentucky Power Cooperative, Inc.,
   Series 1984 J-2, VRDB 4.30% 10/15/14..............      $ 1,000       $ 1,000
Shelby County, Roll Forming Corp., Series 1996,
   5.20% 01/04/01 (a) (b)............................        1,460         1,460
                                                                         -------
                                                                           2,460
LOUISIANA - 1.0%
State Housing Finance Agency, Series 2000 C, VRDB
   5.25% 06/01/32 (a)................................          290           290
State Public Facilities Authority, Series 2000 F,
   5.00% 10/17/01....................................        1,000         1,003
                                                                         -------
                                                                           1,293
MARYLAND - 1.0%
Anne Arundel County, Baltimore Gas & Electric Co.,
   Series 1988, VRDB 4.20% 12/01/18 (a)..............        1,000         1,000
Baltimore, Wastewater Project,  Series 2000 A,
   4.75% 07/01/01....................................          365           365
                                                                         -------
                                                                           1,365
MICHIGAN - 3.1%
ABN AMRO Munitops CTF, Series 1998-13, VRDB
   4.91% 01/03/01 (b)................................        2,000         2,000
Kentwood Public Schools, Series 2000, 4.35% 05/01/01.          495           496
State Municipal Bond Authority,  Series 2000 B-1,
   5.00% 07/02/01....................................        1,500         1,507
                                                                         -------
                                                                           4,003
MINNESOTA - 0.8%
State Housing Finance Authority, Single Family
   Mortgage Series 2000,  4.35% 05/01/01 (a).........        1,000         1,000
                                                                         -------

MISSOURI - 0.4%
Kansas City Industrial Development Authority, Lanter Co.,
   Series 1987 A, VRDB 3.30% 02/01/03 (b)............          515           515
                                                                         -------

NEVADA - 2.8%
Washoe County, Sierra Nevada Collge Project,
   Series 2000, VRDB 3.05% 07/01/25..................        3,630         3,630
                                                                         -------

NEW JERSEY - 1.2%
Bayonne, Series 2000,  5.00% 07/12/01................        1,000         1,003
State Economic Development Authority, New Jersey
   Transit Corp., Series 1999 B, 5.00% 05/01/01......          500           501
                                                                         -------
                                                                           1,504
NORTH CAROLINA - 0.6%
New Hanover County Certificates of Participation,
   Series 2000 4.50% 12/01/01........................          775           777
                                                                         -------

OHIO - 0.9%
Environment Improvement Authority, U.S. Steel Corp.
   Project, 4.60% 01/02/01...........................          400           400
Hancock County, Crystal Glen Apartments Project,
   Series 1998 B, 5.13% 01/04/01 (a).................          750           750
                                                                         -------
                                                                           1,150
PENNSYLVANIA - 1.8%
Bucks County Industrial Development Authority,
   USX Corp., Series 1995, VRDB 4.25% 11/01/17.......        1,000         1,000
Quakertown General Authority, Pooled Financing
   Program, Series 1996 A, 4.75% 01/03/01............        1,368         1,368
                                                                         -------
                                                                           2,368

SR&F Municipal Money Market Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
SOUTH CAROLINA - 1.1%
Jobs Economic Development Authority,  Persona, Inc.
   Project, Series 1998, 4.98% 01/04/01 (a)..........      $ 1,400       $ 1,400
                                                                         -------

TENNESSEE - 4.9%
Rutherford County Industrial  Development Board,
   Farmers CoOp Project, Series 1999-B, VRDB
   3.20% 11/01/14 (a)................................        1,000         1,000
Wilson County Industrial Development Board, Briskin
   Manufacturing Co., Series 1999,
   5.15% 01/03/01 (a)................................        5,455         5,455
                                                                         -------
                                                                           6,455

TEXAS - 8.7%
Brazos River Authority, Pharmacia Corp.,
   Series 1994, 4.95% 01/03/01.......................          200           200
Brownsville Industrial Development Corp.,
   Tella Tool & Manufacturing Co., Series 2000,
   5.20% 01/04/01 (a)................................        1,300         1,300
Fort Bend County Industrial Development Corp.,
   W.W.Grainger, Inc., Series 1989, VRDB
   3.25% 12/01/02 (b)................................        1,110         1,110
Grand Prarie Industrial Development Authority,
   W. W. Grainger Inc. Series 1986, VRDB
   3.25% 12/01/11 (a) (b)............................          900           900
Harris County, General Obligation Corporate Notes
   4.20% 02/15/01....................................        2,000         2,000
Harris County Industrial Development Corp., Precision
   General, Inc., Series 1991,
   5.20% 01/04/01 (a) (b)............................        2,060         2,060
Robertson County Industrial Develpment Corp.,
   Sanderson Farms, Inc., Series 1995,
   5.05% 01/03/01 (a)................................          300           300
San Felipe Del Rio Independent School District,
   Series 2000, 6.00% 08/15/01.......................          580           586
San Juan Independent School District,  Series 2000,
   4.70% 02/01/01....................................          675           675
Public Financing Authority, Series 1993 A,
   5.00% 10/01/01....................................          250           251
Tax and Revenue Anticipation Notes, Series 2000,
   5.25% 08/31/01....................................        2,000         2,013
                                                                         -------
                                                                          11,395
WASHINGTON - 0.8%
State Housing Finance Commission, Hamilton Place
   Senior Living, Series 1996 A, 5.05% 01/04/01 (a)..        1,110         1,110
                                                                         -------

WEST VIRGINIA - 0.6%
West Virginia State College, Series 1992,
   5.50% 04/01/01....................................          800           802
                                                                         -------

WISCONSIN - 8.0%
Cedarburg School District, Series 2000,
   4.50% 12/01/01....................................          500           500
Chase, Belgiosio Cheese, Inc.,  Series 1998,
   VRDB 3.30% 04/01/11 (a) (b).......................        1,000         1,000
Chippewa Falls Area Unified School District,
   Series 2000, 5.85% 04/01/01.......................          215           216
Fond du Lac, Brenner Tank, Inc., Series 1994,
   5.20% 01/04/01 (a)................................        1,690         1,690
Holland, White Clover Dairy, Inc., Series 1994,
   5.20% 01/04/01 (a) (b)............................        2,190         2,190
Kenosha, Monarch Plastics, Inc., Series 1994,
   5.20% 01/04/01 (a) (b)............................        1,575         1,575
State Health & Educational Facilities Authority,
   Grace Lutheran Foundation, Series 1999, VRDB
   3.10% 07/01/14 (b) ...............................        2,555         2,555
State Health & Educational Facilities Authority,
   Monroe Joint Venture, Inc., Series 2000,
   5.05% 01/03/01 ...................................          200           200
Walworth County, Series 2000, 5.25% 04/01/01.........          566           567
                                                                         -------
                                                                          10,493
                                                                         -------

--------------------------------------------------------------------------------

SR&F Municipal Money Market Portfolio
--------------------------------------------------------------------------------

Continued
                                                                           Value
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
   (cost of $129,146) (c)............................                   $129,151

--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%................                      1,196
                                                                        --------
NET ASSETS - 100.0%..................................                   $130,347
                                                                        ========
--------------------------------------------------------------------------------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Security is subject to federal alternative minimum tax. At December 31, 2000, the aggregated amortized cost of these securities represented 40.6% of total net assets.

(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate value of the Portfolio's private placement securities was $29,485, which represented 22.6% of net assets.

(c)  Cost for federal tax and book purposes is $129,146.


Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank.


See accompanying Notes to Financial Statements.

Stein Roe Intermediate Municipals Fund
December 31, 2000 (All amounts in thousands)
(Unaudited)


MUNICIPAL BONDS - 97.4%                                        Par         Value
--------------------------------------------------------------------------------
EDUCATION - 1.6%
   EDUCATION - 0.5%
   WV State University, Series 2000 A, (a) 4/1/15....      $ 1,250        $  605
                                                                         -------

   STUDENT LOAN - 1.1%
   ME State Educational Loan Authority, Series 1992
       A-2, 6.650% 12/1/02...........................          515           529
   TX State Higher Education Coordinating Board,
      Texas College, Series 1991, 7.450% 10/1/06.....          970           993
                                                                         -------
                                                                           1,522
HEALTHCARE - 7.0%
   HOSPITAL - 6.3%
   CA State Health Facilities Financing Authority,
      Cedears-Sinai Medical Center, Series 1999 A,
      6.125% 12/1/19.................................        1,250         1,327
   LA State Public Facilities Authority, Touro
      Infirmary, Series 1999, 5.200% 8/15/10.........          755           723
   NJ State Health Care Facilities Financing
      Authority, Christ Hospital, Series 1994,
      7.000% 7/1/03..................................        1,730         1,842
   NY State Dormitory Authority, Mount Sinai Health
      Obligation Group, Series 2000, 6.500% 7/1/25...          400           423
   PA Dauphin County General Authority, Hapsco
      Group, Inc., Series 1992 B, 5.800% 7/1/02......          800           819
   SC Sumter County, Tuomey Regional Medical Center,
      Series 1991, 6.625% 11/15/04...................        1,040         1,125
   TN Knox City Health, Educational & Housing
      Facilities Board, Baptist Health Systems of
      East Tennessee, 5.500% 4/15/11.................        1,000         1,051
   WV State Hospital Finance Authority,
      Series 2000 A, 6.750% 9/1/22...................        1,250         1,300
                                                                         -------
                                                                           8,610
   NURSING HOME - 0.7%
   IA State Finance Authority, Care Initiatives,
      Series 1998 B, 5.500% 7/1/08...................          500           466
   MN New Hope, North Ridge Care Center, Inc.,
      Series 1999, 5.400% 3/1/08.....................          500           464
                                                                         -------
                                                                             930
HOUSING - 0.5%
   SINGLE FAMILY - 0.5%
   CA State Housing Finance Agency, Series B-1,
      5.900% 2/1/04..................................          645           674
                                                                         -------

OTHER - 10.4%
   POOL/BOND BANK - 1.7%
   IN Indianapolis Local Public Improvement Bond
      Bank, Series 1992 D, 6.500% 2/1/06.............        2,100         2,297
                                                                         -------

   REFUNDED/ESCROWED (B) - 8.7%
   AZ Maricopa County, Samaritan Health Services,
      Series 1978, 7.625% 1/1/08.....................        1,830         2,033
   IL Chicago, Skyway Toll Bridge, Series 1994,
      6.750% 1/1/17..................................        1,500         1,636
   IL Metropolitan Pier & Exposition Authority,
      McCormick Place Expansion Project,
      Series 1992 A, 7.250% 6/15/05..................        1,530         1,717
   IN State Toll Road Commission, Series 1980,
      9.000% 1/1/15..................................        2,240         3,117

Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------


Continued                                                      Par         Value
--------------------------------------------------------------------------------
OTHER - CONT.
   MA State Health & Educational Facilities Authority,
      Carney Hospital, Series 1994 D, 6.000% 7/1/09..      $ 1,000       $ 1,076
   MI State Hospital Finance Authority, Daughters of
      Charity and Providence, Series 1991,
      6.500% 11/1/01.................................          315           321
   PA Westmoreland County Municipal Authority,
      Municipal Services, Series 1993 C, (a) 8/15/17.        1,250           532
   SC Piedmont Municipal Power Agency, Series 1991 A,
      6.125% 1/1/07..................................          335           368
   SC Sumter County, Tuomey Regional Medical Center,
      Series 1991, 6.625% 11/15/04...................          960         1,044
                                                                         -------
                                                                          11,844
OTHER REVENUE - 0.8%
   RECREATION - 0.8%
   OR State Department of Administrative Services,
      Series 1999 B, 5.250% 4/1/15...................        1,000         1,029
                                                                         -------

RESOURCE RECOVERY - 3.4%
   DISPOSAL - 1.8%
   IL Development Finance Authority, Waste
      Management, Inc., Series 1997, 5.050% 1/1/10...          615           559
   MI State Strategic Fund, United Waste Systems,
      Inc., Series 1995, 5.200% 4/1/10...............        1,000           908
   PA Westmoreland County Industrial Development
      Authority, Mid-America Waste Systems, Inc.,
      Series 1993, 5.100% 5/1/18.....................        1,000           918
                                                                         -------
                                                                           2,385
   RESOURCE RECOVERY - 1.6%
   NJ Bergen County Utilities Authority,
      Series 1992 A, 6.250% 6/15/06..................        2,000         2,194
                                                                         -------

TAX-BACKED - 37.2%
   LOCAL GENERAL OBLIGATIONS - 13.5%
   AZ Cochise County Unified School District No. 68,
      Sierra V Projects, Series 1990 B,
      9.000% 7/1/01..................................          500           512
   AZ Maricopa County Unified School District No. 97,
      Series 1996 A, 6.250% 7/1/06...................        1,750         1,920
   AZ Tempe Unified School District No. 213,
      Series 1994, 7.000% 7/1/08.....................          500           585
   CA Union Elementary School District,
      Series 1999 A, (a) 9/1/20......................        1,000           357
   CA Yuba City Unified School District,
      Series 2000, (a) 9/1/16........................        1,700           774
   CO Adams County, School District No. 12,
      Series 1995 A, (a) 12/15/12....................        1,300           718
   HI Honolulu City & County, Series 1990 A,
      7.350% 7/1/06..................................        1,000         1,146
   IL Chicago Board of Education, Series 1996,
      6.250% 12/1/12.................................        2,100         2,422
   KS Wyandotte County Unified School District
      No. 204, Series 2000 A, 6.375% 9/1/11..........          500           580
   LA Orleans Levee District, Series 1995 A,
      5.950% 11/1/07.................................        2,200         2,407
   NY New York City:
      Series 1996 C, 5.700% 2/1/06...................        1,000         1,064
      Series 1997 H, 6.000% 8/1/17...................        1,000         1,067
      Series 1997 J, 6.125% 8/1/11...................        2,000         2,186
   OH Marion City School District, Series 2000,
      6.500% 12/1/14.................................          500           593
   OH Olmsted Falls School District, Series 1999,
      5.500% 12/1/04.................................          420           429
   WA Snohomish County School District No. 002,
      Series 1993, 7.000% 12/1/02....................        1,500         1,578
                                                                         -------
                                                                          18,338
   SPECIAL NON-PROPERTY TAX - 7.8%
   FL Tampa, Utilities Tax Forward, Series 2000,
      6.000% 10/1/08.................................        1,000         1,094

Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------


Continued                                                      Par         Value
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
   IL Metropolitan Pier & Exposition Authority,
      McCormick Place Expansion Project,
      Series 1992 A, 7.250% 6/15/05..................      $ 1,220      $  1,358
   MI State, Underground Storage Tank Financial
      Assistance, Series 1996 I, 6.000% 5/1/05.......        4,000         4,279
   NM Santa Fe, Series 1996 A, 6.500% 6/1/06.........        1,555         1,720
   NV State Highway Improvement, 5.000% 12/1/06......        1,000         1,038
   NY State Local Government Assistance Corp.,
      Series 1993 E, 5.250% 4/1/16...................        1,000         1,050
                                                                         -------
                                                                          10,539
   SPECIAL PROPERTY TAX - 3.1%
   FL Stoneybrook Community Development District,
      Series 1998 B, 5.700% 5/1/08...................        2,620         2,577
   MO State Development Finance Board, Midtown
      Redevelopment Project, Series 2000 A,
      6.000% 4/1/14..................................        1,500         1,648
                                                                         -------
                                                                           4,225
   STATE APPROPRIATED - 8.2%
   KY State Turnpike Authority, Series 1992,
      5.800% 1/1/04..................................        2,500         2,608
   MO State, Regional Convention & Sports Facility
      Project, Series 1991 A, 6.600% 8/15/03.........          830           878
   NY Metropolitan Transportation Authority,
      Series 1993 O, 5.500% 7/1/17...................        1,000         1,058
   NY State Dormitory Authority, Series 1995 A,
      6.500% 5/15/05.................................        1,000         1,090
   NY State Dormitory Authority, City University
      of New York, Series 1995, 5.625% 7/1/16........        5,000         5,482
                                                                         -------
                                                                          11,116
   STATE GENERAL OBLIGATIONS - 4.6%
   MA Massachusetts Bay Transportation Authority,
      Series 1994 A, 7.000% 3/1/07...................        2,250         2,576
   MA State College Building Authority,
      Series 1994 A, 7.500% 5/1/14...................          500           628
   TX Goose Creek Independent School District,
      Series 2000, 5.250% 8/15/18....................        3,000         3,035
                                                                         -------
                                                                           6,239
TRANSPORTATION - 9.7%
   AIR TRANSPORTATION - 2.1%
   IL Chicago O'Hare International Airport,
      United Airlines, Inc., Series 2000 A,
      6.750% 11/1/11.................................        1,200         1,228
   OH Cleveland, Series 1999, 5.700% 12/1/19.........        2,000         1,693
                                                                         -------
                                                                           2,921
   AIRPORT- 4.9%
   GA Atlanta, Airport Facilities, Series 1996,
      6.500% 1/1/07 (c)..............................        4,000         4,464
   IL Chicago, Midway Airport, Series 1994 A,
      5.700% 1/1/04..................................        1,000         1,035
   IN State Transportation Finance Authority, Airport
      Facilities Lease, Series 1992 A,
      6.500% 11/1/07.................................        1,040         1,094
                                                                         -------
                                                                           6,593
   PORTS - 0.8%
   WA Port of Seattle, Series 2000 B, 6.000% 2/1/13..        1,000         1,100
                                                                         -------

   TOLL FACILITIES - 1.1%
   CO E-470 Public Highway Authority,
      Series 2000 B, 9/1/18..........................        1,000           398
   OH State Turnpike Commission, Series 1998 A,
      5.500% 2/15/24.................................        1,000         1,067
                                                                         -------
                                                                           1,465
   TRANSPORTATION - 0.8%
   CO State Department of Transportation,
      Series 2000, 6.000% 6/15/12....................        1,000         1,115
                                                                         -------

Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------

Continued                                                      Par         Value
--------------------------------------------------------------------------------
UTILITY - 26.8%
   INDEPENDENT POWER PRODUCER - 0.4%
   MI Midland County Economic Development Corp.,
      Series 2000, 6.875% 7/23/09....................       $  500       $   511
                                                                         -------

   INVESTOR OWNED - 0.7%
   NH State Business Finance Authority, United
      Illuminating Co., Series 1999, 5.400% 12/1/29..        1,000         1,008
                                                                         -------

   JOINT POWER AUTHORITY - 7.7%
   GA Municipal Electric Authority Power,
      Series 1997 Y, 6.400% 1/1/13...................        3,000         3,480
   NC Eastern Municipal Power Agency, Power System,
      Series 1993-B, 6.125% 1/1/09...................        2,000         2,108
   NC Eastern Municipal Power Agency, Series 1993 C,
      5.500% 1/1/07..................................        1,100         1,130
   NC State Municipal Power Agency, Catawba No. 1,
      Series 1992, 5.900% 1/1/03 ....................        1,500         1,550
   SC Piedmont Municipal Power Agency,
      Series 1991 A, 6.125% 1/1/07...................        2,015         2,197
                                                                         -------
                                                                          10,465
   MUNICIPAL ELECTRIC - 1.1%
   TX Lower Colorado River Authority, Series 1999 A,
      5.500% 5/15/21.................................        1,500         1,542
                                                                         -------

   WATER & SEWER - 16.9%
   AR Beaver Water District, Benton & Washington
      Counties, Series 1994, 6.000% 11/15/04.........        2,580         2,747
   CA Metropolitan Water District, Series 1998 A,
      4.750% 7/1/22..................................        2,000         1,912
   DE State Economic Development Authority,
      Wilmington Suburban Water Corp., Series 1992 B,
      6.450% 12/1/07.................................        1,165         1,291
   IL Chicago, Series 1993, 6.500% 11/01/09..........        2,155         2,470
   IL Du Page County Special Service Area No. 11,
      Series 1995, 6.750% 1/1/14.....................        1,090         1,187
   MA State Water Pollution Abatement Trust,
      Series 1999 A, 6.000% 8/1/19...................        2,500         2,833
   NY State Environmental Facilities Corp.,
      Series 1994 D, 6.300% 5/15/05..................        3,000         3,263
   TN Metropolitan Government of Nashville & Davisdon
      Countries, Series 1993, 6.500% 1/1/10..........        2,750         3,160
   TX Houston Water Conveyance System, Series J,
      6.125% 12/15/06................................        1,000         1,089
   TX Houston Water & Sewer, Series 2000 B,
      5.250% 12/1/23.................................        2,000         2,006
   TX Water Development Board, Series 1996 B,
      5.125% 7/15/18.................................        1,000         1,001
                                                                         -------
                                                                          22,959
                                                                         -------
   TOTAL MUNICIPAL BONDS (cost of $123,497)..........                    132,226

Stein Roe Intermediate Municipals Fund
--------------------------------------------------------------------------------

Continued                                                      Par         Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.6%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (D)
   IA State Finance Authority, Village Cour
      Association Projects, Series 1985 A,
      4.850% 11/1/15.................................       $  100        $  100
   ID State Health Facilities Authority, St. Lukes
      Regional Medical Facility, Series 1995,
      5.000% 5/1/22..................................          800           800
   IL Southwestern Illinois Development Authority,
      Shell Oil Co., Wood River Project, Series 1991,
      5.100% 8/1/21..................................          900           900
   TX Gulf Coast Waste Disposal Authority, Monsanto
      Co., Series 1996, 4.950% 7/1/01................          300           300
                                                                         -------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,100)..................................                      2,100
                                                                         -------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST OF $125,597) (E).............                    134,326
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%................                      1,421
                                                                        --------
NET ASSETS - 100.0%..................................                   $135,747
                                                                        ========
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligation of the U.S. Government an irrevocable trust, solely for the payment of interest and principal.

(c) This security, or a portion thereof, with a total market value of $224, is being used to collateralize open futures contracts.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change perodically on specified dates. These securities are payable on demand and are secured either by letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 2000.

(e)  Cost for federal tax and book purposes is $125,597.


Long futures contracts open at December 31, 2000:

                    Par Value                        Unrealized
                   covered by       Expiration      appreciation
    Type            contracts          Month        at 12/31/2000
    ----        ----------------     ---------      -------------
 Treasury Bond        6,400            March            $234



Short futures contracts open at December 31, 2000:

                    Par Value                        Unrealized
                   covered by       Expiration      depreciation
    Type            contracts          Month        at 12/31/2000
    ----        ----------------     ---------      -------------
 Treasury Note        5,300            March           ($178)


See accompanying Notes to Financial Statements.

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------
December 31, 2000 (All amounts in thousands)
(Unaudited)


MUNICIPAL BONDS 97.2%                                          Par         Value
--------------------------------------------------------------------------------

EDUCATION - 2.4%
   EDUCATION - 0.8%
   MA State Development Finance Agency, Boston
      University, Series 1999 P, 5.450% 5/15/19......      $ 1,000        $  969
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.850% 9/1/24...................        1,000           925
   PR Commonwealth of Puerto Rico, Ana G. Mendez
      University System, Series 1999, 5.375% 2/1/29..          600           548
   WV State University, Series 2000 A, (a) 4/1/18....        3,800         1,541
                                                                         -------
                                                                           3,983
   STUDENT LOANS - 1.6%
   AK State Student Loan Corp., Series 1994 A,
      6.200% 7/1/09 (b)..............................        3,870         4,137
   ME State Educational Loan Marketing Corp.,
      Series 1994 B-1, 6.500% 11/1/09................        3,000         3,218
                                                                         -------
                                                                           7,355
HEALTHCARE - 7.9%
   CONGREGATE CARE RETIREMENT - 0.9%
   OR Clackamas County Hospital Facilities Authority,
      Willamette View, Series 1999 A, 7.500% 11/1/29.        1,000         1,028
   PA Montgomery County Industrial Development
      Authority, Adult Communities Total Services,
      Series 1996 B, 5.750% 11/15/17.................        3,500         3,291
                                                                         -------
                                                                           4,319
   HEALTH SERVICES - 0.4%
   MA State Development Finance Agency, Boston
      Biomedical Research Institute, Series 1999,
      5.650% 2/1/19..................................          310           281
   WI State Health & Educational Facilities
      Authority, Marshfield Clinic, Series 1999,
      6.250% 2/15/29.................................        1,600         1,700
                                                                         -------
                                                                           1,981
   HOSPITALS - 5.8%
   IL State Development Finance Authority, Adventist
      Health System, Series 1999, 5.500% 11/15/20....        3,000         2,552
   IL State Health Facilities Authority, Swedish
      American Hospital, Series 2000,
      6.875% 11/15/30................................        1,000         1,029
   LA State Public Facilities Authority, Touro
      Infirmary, Series 1999, 5.625% 8/15/29.........        2,900         2,659
   MA State Health & Educational Facilities Authority:
      Dana Farber Cancer Institute, Series 1995 G-1,
      6.250% 12/1/22.................................        3,365         3,469
      Massachusetts General Hospital, Series 1992 F,
      6.250% 7/1/12..................................        5,750         6,613
      South Shore Hospital, Series 1999 F,
      5.750% 7/1/29..................................        2,500         2,344
   MD State Health & Educational Facilities Authority,
      University of Maryland Medical System,
      6.750% 7/1/30..................................          500           520
   MI Dickinson County, Series 1999, 5.800% 11/1/24..        1,000           809
   NC State Medical Care Commission, Gaston Health
      Care, Series 1998, 5.000% 2/15/29..............        1,000           897
   NV Henderson, Catholic Healthcare West,
      Series 1999 A, 6.750% 7/1/20...................        1,000           963
   NY State Dormitory Authority, Mount Sinai Health
      Obligation Group, Series 2000, 6.500% 7/1/25...        1,000         1,057

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
   HOSPITALS - (CONTINUED)
   OH Franklin County, Doctors OhioHealth Corp.,
      Series 1998 A, 5.600% 12/1/28..................      $ 3,000       $ 1,936
   TX Richardson Hospital Authority, Baylor
      Richardson Medical Center, Series 1998,
      5.625% 12/1/28.................................          500           409
   WV State Hospital Finance Authority,
      Series 2000 A, 6.750% 9/1/30...................        2,000         2,071
                                                                         -------
                                                                          27,328
   INTERMEDIATE CARE FACILITIES - 0.5%
   IN State Health Facilities Financing Authority,
      Hoosier Care, Inc., Series 1999 A,
      7.125% 6/1/34..................................        2,475         2,218
                                                                         -------

   NURSING HOME - 0.3%
   IN State Health Facilities Financing Authority,
      Metro Health Indiana, Inc., Series 1998,
      6.400% 12/1/33.................................        1,400         1,034
   MN Minneapolis, Walker Methodist Senior Services
      Group, Series 1998 A, 5.875% 11/15/18..........          450           390
                                                                         -------
                                                                           1,424
HOUSING - 7.6%
   MULTI-FAMILY - 2.0%
   Charter Mac Equity Issue Trust, 6.625% 6/30/49....        2,000         1,985
   FL Broward County Housing Finance Authority,
      Chaves Lake Apartment Project, Series 2000,
      7.500% 7/1/40..................................        1,500         1,528
   FL Clay County Housing Finance Authority,
      Madison Commons Apartments, Series 2000 A,
      7.450% 7/1/40..................................          750           764
   FL Orange County Housing Finance Authority,
      Palms at Brentwood Apartments, Series 1998 K,
      6.500% 12/1/34.................................        2,000         1,812
   IL State Development Finance Authority, Catholic
      Charities Housing Development Corp.,
      Series 1993 C, 5.950% 1/1/09...................        1,450         1,396
   Munimae Equity Issue Trust, 7.750% 11/1/10........        2,000         2,063
                                                                         -------
                                                                           9,548
   SINGLE FAMILY - 5.6%
   IA State Housing Finance Authority, Series 1991 B,
      7.450% 7/1/23..................................          530           547
   ID State Housing Agency, Series 1990 E,
      7.875% 7/1/24..................................          745           761
   IL Chicago, Series 2000 A, 7.150% 9/1/31..........        1,000         1,166
   MN Minneapolis-St. Paul Housing Finance Board,
      Series 1991:
      7.250% 8/1/21..................................        1,465         1,502
      7.300% 8/1/31..................................        2,180         2,235
   MN State Housing Finance Authority, Series 1991 A,
      7.450% 7/1/22..................................          445           454
   NM State Mortgage Finance Authority, Series 2000
      A-2, 7.100% 9/1/30.............................        1,500         1,683
   NV State Housing Division, Series 1991 A-2,
      7.750% 4/1/22..................................        1,910         1,954
   RI State Housing & Mortgage Finance Corp.,
      Series 1-E, 7.550% 10/1/22.....................        5,650         5,802
   TN State Housing Development Agency, Series 1990 T,
      7.300% 7/1/11..................................       10,000        10,197
                                                                         -------
                                                                          26,301
INDUSTRIAL - 7.9%
   FOOD PRODUCTS - 3.7%
   GA Cartersville Development Authority, Anheuser
      Busch Cos., Inc., Series 1999, 7.375% 5/1/09...        9,000        10,556
   IN Hammond, American Maize Products Co.,
      Series 1994, 8.000% 12/1/24....................        5,000         5,365
   MI State Strategic Fund, Michigan Sugar Co., Carolton Project:
      Series 1998 B, 6.450% 11/1/25..................          700           420
      Series 1998 C, 6.550% 11/1/25..................          800           480

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
INDUSTRIAL - CONT.
   FOOD PRODUCTS - (CONTINUED)
   PA State Economic Development Financing Authority,
      USG Corp., Series 1999, 6.000% 6/1/31..........       $  500        $  326
                                                                         -------
                                                                          17,147
   FOREST PRODUCTS - 3.8%
   LA De Soto Parish, International Paper Company,
      Series A, 7.700% 11/1/18.......................        3,250         3,508
   SC Richland County, Union Camp Corp.,
      Series 1991 B, 7.125% 9/1/21...................        5,000         5,123
   WA Port Longview Industrial Development Corp.,
      Weyerhaeuser Corp., Series 1992,
      6.875% 10/1/08.................................        8,750         9,375
                                                                         -------
                                                                          18,006
   MANUFACTURING - 0.4%
   MO State Development Finance Board,
      Proctor & Gamble Co., Series 1999,
      5.200% 3/15/29.................................        1,000           994
   NM Albuquerque Industrial Development Authority,
      Motorola, Inc., Series 1983 A, 10.000% 6/1/13..        1,000         1,021
                                                                         -------
                                                                           2,015
   METALS & MINING - 0.0%
   VA Peninsula Ports Authority, Ziegler Coal
      Project, Series 1997, 6.900% 5/2/22............        1,500           225
                                                                         -------

OTHER - 8.5%
   REFUNDED/ESCROWED (C) - 8.5%
   CA Foothill/Eastern Transportation Corridor
      Agency, Series 1995 A, (a) 1/1/18..............       10,000         4,191
   CA Southern California Public Power Authority,
      Southern Transmission Project, Series 1988 A,
      (a) 7/1/14.....................................        8,155         4,383
   FL State, Jacksonville Transportation Authority,
      Series 1985, 9.200% 1/1/15.....................        2,000         2,804
   GA Fulton County, Series 1992, 6.375% 1/1/14......       13,270        15,421
   MD Washington Suburban Sanitary District,
      Series 1994, 6.625% 6/1/17.....................        1,660         1,793
   NC Eastern Municipal Power Agency, Series 1991 A,
      6.500% 1/1/18..................................        4,315         5,094
   NY New York City, Series 1995 D, 6.000% 2/15/25...        2,000         2,157
   SC Calhoun County, Solid Waste Disposal
      Facilities, Eastman Kodak Co., Series 1992,
      6.750% 5/1/17..................................        3,000         3,570
   WY Lincoln County, Exxon Corp., Series 1987 C,
      5.050% 7/1/17..................................          400           400
                                                                         -------
                                                                          39,813
OTHER REVENUE - 2.4%
   RECREATION - 2.2%
   CA Long Beach Aquarium of the Pacific, Series 1995 A:
      6.125% 7/1/15..................................        4,000         4,282
      6.125% 7/1/23..................................        6,000         6,383
                                                                         -------
                                                                          10,665
   RETAIL - 0.2%
   NJ State Economic Development Authority, Glimcher
      Properties L.P. Project, 6.000% 11/1/28........          850           777
                                                                         -------

RESOURCE RECOVERY - 0.2%
   DISPOSAL - 0.2%
   IL Development Finance Authority, Waste Management, Inc.,
      Series 1997, 5.050% 1/1/10.....................          500           455
   MI State Strategic Fund, United Waste Systems, Inc.,
      Series 1995, 5.200% 4/1/10.....................          500           454
                                                                         -------
                                                                             909

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
TAX-BACKED - 30.5%
   LOCAL APPROPRIATED - 3.1%
   CA San Diego Convention Center Expansion Financing
      Authority, Series 1998 A, 4.750% 4/1/28........      $ 5,000       $ 4,739
   IL Chicago Board of Education:
      Series 1992A, 6.000% 1/1/16....................        5,000         5,637
      Series 1998 B-1, (a) 12/1/22...................        3,000           913
   IN Crown Point School Building Corp., Series 2000:
      (a) 1/15/18....................................        1,550           634
      (a) 1/15/19....................................        1,665           641
   TX Houston, Series 2000, 6.400% 6/1/27............        2,000         2,149
                                                                         -------
                                     14,713
   LOCAL GENERAL OBLIGATIONS - 8.9%
   AK North Slope Borough:
      Series 1999 B, (a) 6/30/10.....................        2,515         1,611
      Series 2000 B, (a) 6/30/10.....................        2,000         1,281
   CA Golden West School Financing Authority,
      Series 1999 A, (a) 8/1/15......................        2,500         1,222
   CA Union Elementary School District,
      Series 1999 A, (a) 9/1/17......................        2,300           984
   CA Yuba City Unified School District,
      Series 2000, (a) 9/1/18........................        1,160           466
   FL Broward County, Series 1986:
      12.500% 1/1/03.................................        1,000         1,159
      12.500% 1/1/04.................................        1,195         1,472
      12.500% 1/1/05.................................        2,000         2,602
   HI Honolulu, Series 1998, 4.500% 7/1/28...........        2,000         1,768
   IL Champaign County, Series 1999, 8.250% 1/1/20...        1,015         1,391
   IL Chicago Board of Education:
      Series 1996, 6.250% 12/1/12....................        2,500         2,883
      Series 1998 B-1, (a) 12/1/21...................        1,500           484
      Series 1998 B-1, (a) 12/1/23...................        5,000         1,438
   IL Chicago Public Building Commission,
      Series 1999 B, 5.250% 12/1/18..................        2,000         2,066
   IL Chicago, Series 1999, 5.500% 1/1/23............        2,250         2,380
   IL Coles & Cumberland Countys Unified School
      District, Series 2000, (a) 12/1/13.............        3,120         1,640
   IL Will County Forest Preservation District,
      Series 1999, (a) 12/1/16.......................        1,000           440
   IL Will County Unitied School District No.
      365-UVY, Series 1999 B, (a) 11/1/18............        1,900           745
   LA New Orleans, Series 1991, (a) 9/1/12...........        6,250         3,552
   MO Springfield School District No.R-12,
      Series 1991 B, 9.500% 3/1/07...................          600           765
   NY New York City, Series 1998 H, 5.125% 8/1/25....        2,190         2,143
   NY Yonkers, Series 1999 A, 4.500% 12/1/17.........        1,000           940
   TX Houston Independent School District,
      Series 1999 A, 4.750% 2/15/26..................        2,000         1,859
   TX Hurst Euless Bedford Independent School
      District, Series 1998, 4.500% 8/15/25..........        5,000         4,459
   VA Virginia Beach, Series 1986, 12.750% 7/15/01...        2,000         2,092
                                                                         -------
                                                                          41,842
   SPECIAL NON-PROPERTY TAX - 5.3%
   IL Metropolitan Pier & Exposition Authority,
      Series 1996 A:
      (a) 6/15/12....................................        5,000         2,848
      (a) 12/15/12...................................        8,850         4,919
   IL State, Series 1992 Q, 6.000% 6/15/12...........       10,000        11,177
   NY New York City Transitional Finance Authority,
      Series 1998 C, 4.750% 5/1/23...................        2,500         2,362
   NY State Local Government Assistance Corp.,
      Series 1993 E, 5.000% 4/1/21...................        1,000         1,000

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
   SPECIAL NON-PROPERTY TAX - (CONTINUED)
   OH Hamilton County, Series 2000 B, (a) 12/1/22....      $ 3,000        $  931
   WA Central Puget Sound Regional Transportation
      Authority, Series 1998, 5.250% 2/1/21..........        1,500         1,532
                                                                         -------
                                                                          24,769
   SPECIAL PROPERTY TAX - 0.6%
   CA Capistrano Unified School District, Ladera
      Community Facilities District No.98-2,
      Series 1999, 5.750% 9/1/29.....................        1,000           954
   CA Santa Margarita Water District, Series 1999,
      6.250% 9/1/29..................................          750           756
   FL Indigo Community Development District,
      Series 1999 B, 6.400% 5/1/06...................        1,000         1,004
                                                                         -------
                                                                           2,714
   STATE APPROPRIATED - 1.1%
   KY State Turnpike Authority, Series 1992, (a)
      1/1/10.........................................        7,500         4,940
   MI State, 525 Redevco, Inc., Series 2000, (a)
      6/1/21.........................................        1,000           335
                                                                         -------
                                                                           5,275
   STATE GENERAL OBLIGATIONS - 11.5%
   FL State Board of Education, Series 1998 A,
      4.750% 6/1/28..................................        3,000         2,806
   FL State, Broward County Expressway, Series 1984,
      9.875% 7/1/09..................................        1,100         1,462
   MA Massachusetts Bay Transportation Authority:
      Series 1992 B, 6.200% 3/1/16...................        9,825        11,318
      Series 1994 A:
        7.000% 3/1/14................................        3,150         3,812
        7.000% 3/1/19................................        2,500         3,053
      Series 1998:
        4.750% 3/1/21................................        1,000           946
        4.500% 3/1/26................................        3,805         3,377
   MA State College Building Authority Project:
      Series A, 7.500% 5/1/11........................        1,500         1,874
      Series 1994 A, 7.500% 5/1/14...................        3,500         4,398
   NJ State General Obligation, Series D,
      6.000% 2/15/11.................................        5,150         5,813
   NV Clark County, Series 1998 B, 4.500% 12/1/17....        2,675         2,488
   PA State, Series 1992 2, 6.250% 7/1/12............       11,200        12,891
                                                                         -------
                                                                          54,238

TRANSPORTATION - 10.4%
   AIR TRANSPORTATION - 1.5%
   IL Chicago O'Hare International Airport, United
      Airlines Inc., Series 2000 A, 6.750% 11/1/11...        1,600         1,637
   IN Indianapolis Airport Authority, United Airlines
      Project, Series A, 6.500% 11/15/31.............        3,000         2,812
   NC Charlotte, US Airways, Inc., Series 2000,
      7.750% 2/1/28..................................        1,000           965
   NJ State Economic Development Authority,
      Continental Airlines, Inc., Series 1999,
      6.400% 9/15/23.................................        2,000         1,823
                                                                         -------
                                                                           7,237
   AIRPORTS - 2.2%
   HI State, Airport System Revenue, Series 1991,
      6.900% 7/1/12..................................        6,000         7,007
   MA State Port Authority, Series 1999,
      8.834% 7/1/29..................................        1,000         1,122
   TX Houston, Series 1998 C, 5.000% 7/1/28..........        2,500         2,408
                                                                         -------
                                                                          10,537
   TOLL FACILITIES - 5.2%
   CO E-470 Public Highway Authority, Series 2000 B:
      (a) 9/1/18.....................................        4,600         1,831
      (a) 9/1/19.....................................        3,500         1,311

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
TRANSPORTATION - CONT.
   TOLL FACILITIES - (CONTINUED)
   NY Triborough Bridge & Tunnel Authority,
      Series 1991 X, 6.625% 1/1/12...................      $ 9,915      $ 11,728
      Series 1992 Y, 6.125% 1/1/21...................        5,500         6,307
   PA State Turnpike Commission, Series 1998 A,
      4.750% 12/1/27.................................        2,415         2,249
   VA Richmond Metropolitan Authority, Series 1998,
      5.250% 7/15/22.................................        1,100         1,135
                                                                         -------
                                                                          24,561
   TRANSPORTATION - 1.5%
   GA Metropolitan Atlanta Rapid Transit Authority,
      Series 1992 P, 6.250% 7/1/20...................        4,000         4,651
   NV State Department of Business & Industry,
      Las Vegas Monorail Project, Series 2000:
        7.375% 1/20/30...............................          650           639
        7.375% 1/1/40................................          500           487
   OH Toledo-Lucas County Port Authority,
      CSX Transportation, Inc., Series 1992,
      6.450% 12/15/21................................        1,000         1,012
                                                                         -------
                                                                           6,789
UTILITY - 19.4%
   INDEPENDENT POWER PRODUCER - 0.3%
   NY Suffolk County Industrial Development Agency,
      Nissequogue Cogen Partners, Series 1998,
      5.500% 1/1/23..................................        1,000           879
   PR Commonwealth of Puerto Rico Industrial,
      Educational, Medical & Environmental
      Cogeneration Facilities, AES Project,
      Series 2000, 6.625% 6/1/26.....................          650           687
                                                                         -------
                                                                           1,566
   INVESTOR OWNED - 0.8%
   IN Michigan City, Northern Indiana Public Service
      Co., Series 1973 A, 5.700% 10/1/03.............        2,545         2,552
   MS State Business Finance Corp., Systems Energy
      Resources, Inc., Series 1999, 5.900% 5/1/22....        1,600         1,444
                                                                         -------
                                                                           3,996
   JOINT POWER AUTHORITY - 9.3%
   GA Municipal Electric Authority Power, Series V,
      6.600% 1/1/18..................................       21,300        25,528
   NC Eastern Municipal Power Agency, Series 1991 A,
      6.500% 1/1/18..................................        2,185         2,366
   NC State Municipal Power Agency, Catawba No. 1,
      Series 1992, (a) 1/1/09........................        2,360         1,628
   TX State Municipal Power Agency, (a) 9/1/08.......        1,475         1,039
   WA State Public Power Supply System, Nuclear
      Project No. 2:
      Series 1992 A, 6.300% 7/1/12...................        3,500         3,983
   Nuclear Project No. 3, Series 1989 B:
      (a) 7/1/08.....................................        7,000         4,900
      (a) 7/1/05.....................................        5,000         4,088
                                                                         -------
                                                                          43,532
   MUNICIPAL ELECTRIC - 3.1%
   MN Northern Municipal Power Agency, Series 1998 B,
      4.750% 1/1/20..................................        1,000           953
   NC University of North Carolina at Chapel Hill,
      Series 1997, (a) 8/1/20........................        1,750           626
   NY Long Island Power Authority, Series 2000 A,
      (a) 6/1/20.....................................        1,000           359
   PA Westmoreland County Municipal Service
      Revenue, (a) 8/15/23...........................        1,400           409
   SD Heartland Consumers Power District,
      Series 1992, 6.000% 1/1/17.....................        8,000         9,006
   TX Austin, Series 1998, 5.250% 5/15/25............        3,000         3,079
                                                                         -------
                                                                          14,432

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
UTILITY - CONT.
   WATER & SEWER - 5.9%
   DE State Economic Development Authority,
      Wilmington Suburban Water Corp.:
        Series 1992 B, 6.450% 12/1/07................      $ 1,160       $ 1,286
        Series 1992 A, 6.800% 12/1/23................        3,500         3,583
   FL Jacksonville, General Waterworks Corp.,
      Series 1992, 6.750% 6/1/22.....................        1,500         1,555
   GA Fulton County, Series 1992, 6.375% 1/1/14......          430           492
   GA Fulton County Water & Sewer Revenue,
      4.750% 1/1/28..................................        6,750         6,298
   PA Allegheny County Sanitation Authority,
      Series 1991 A, (a) 6/1/07......................        2,370         1,775
   PA Dauphin County Industrial Development Authority
      Dauphin Water Supply Co., Series 1992 A,
      6.900% 6/1/24..................................        3,400         4,018
   TX Houston, Series 1991 C:
      (a) 12/1/08....................................        4,000         2,786
      (a) 12/1/09....................................        4,000         2,650
      (a) 12/1/10....................................        3,750         2,363
   TX Houston,Series 1998 A, (a) 12/1/23.............        3,500         1,020
                                                                         -------
                                                                          27,826
                                                                         -------
TOTAL MUNICIPAL BONDS
   (cost of $422,333)................................                   $458,041
--------------------------------------------------------------------------------
Short-Term Obligations - 1.4%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (D) - 1.4%
   CO Jefferson County, Rocky Mountain Butterfly,
      Series 1998, 4.850% 6/1/10.....................          700           700
   IA State Higher Education Loan Authority,
      St. Ambrose University, Series 1995,
      4.950% 2/1/05..................................          300           300
   IA Webster County, St. Edmond Project,
      4.850% 7/1/20..................................          100           100
   IL Galesburg, Knox College, Series 1999,
      5.000% 7/1/24..................................          200           200
   IL State Development Finance Authority, Ulich
      Children's Home Project, 5.000% 4/1/07.........          200           200
   IN Allen County, Golden Years Homestead, Inc.,
      Series 1996, 5.100% 8/1/21.....................          600           600
   IN Portage Economic Development Revision, Pedcor
      Investments, Series A, 5.100% 8/1/30...........          600           600
   IN Portage, Pedcor Investments, Series B,
      5.100% 8/1/30..................................          105           105
   IN State Health Facilities Financing Authority,
      Series 1998, 5.000% 4/1/13.....................          100           100
   IN State Health Facilities Financing Authority,
      Series 2000, 5.000% 1/12/20....................          300           300
   IN State Hospital Equipment Finance Authority,
      Series A, 5.000% 12/1/15.......................          400           400
   KS State Development Finance Authority,
      Series 2000, 5.050% 5/15/26....................          200           200
   LA State Public Facility Authority, Kenner Hotel
      L.P., Series 1985, 4.950% 12/1/15..............          500           500
   MN Mankato, Bethany Lutheran College,
      Series 2000 B, 5.050% 11/1/15..................          400           400
   MN Minneapolis, Series 1999, 4.700% 12/1/04.......          100           100
   NV Clark County, Las Vegas Project, Series 1999,
      4.850% 8/1/19..................................          300           300
   SD Lower Brule Sioux Tribe, Series 1999,
      4.850% 12/1/11.................................          300           300
   TX Brazos River Authority, Phamacia Corp.,
      Series 1994, 4.950% 2/1/04.....................          400           400

Stein Roe Managed Municipals Fund
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - CONT. (D)
   TX Gulf Coast Waste Disposal Authority,
      Monsanto Co., Series 1994, 4.950% 4/1/13.......       $  300        $  300
   WY Unita County, Chevron USA, Inc. Project,
      4.900% 8/15/20.................................          300           300
                                                                         -------
   TOTAL SHORT-TERM OBLIGATIONS (cost of $6,405).....                      6,405
--------------------------------------------------------------------------------

TOTAL INVESTMENT
   (cost of $428,738) (e)............................                    464,446
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.4%................                      6,552
                                                                        --------
NET ASSETS - 100.0%..................................                   $470,998
                                                                        ========
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) This security, or a portion thereof, with a total market value of $1,604, is being used to collateralize open futures contracts.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change perodically on specified dates. These securities are payable on demand and are secured either by letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 2000.

(e)  Cost for federal tax and book purposes is $428,738.



Long futures contracts open at December 31, 2000:

                    Par Value                        Unrealized
                   covered by       Expiration      appreciation
    Type            contracts          Month        at 12/31/2000
    ----        ----------------     ---------      -------------
 Treasury Bond       73,000            March            2,809


See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

December 31, 2000 (All amounts in thousands)
(Unaudited)


MUNICIPAL BONDS - 96.2%                                        Par         Value
--------------------------------------------------------------------------------
EDUCATION - 4.2%
   EDUCATION - 1.3%
   IL State Development Finance Authority, Latin
      School of Chicago, Series 1998, 5.650% 8/1/28..      $ 1,725       $ 1,628
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.875% 9/1/29...................        1,200         1,102
   WV State University, Series 2000 A, (a) 4/1/19....        1,250           477
                                                                         -------
                                                                           3,207
STUDENT LOAN - 2.9%
   NE Nebhelp, Inc., Series 1993 A-6,
      6.450% 6/1/18 (b)..............................        4,000         4,593
   NM State Educational Assistance Foundation,
      Series 1996 A-2, 6.650% 11/1/25................        1,955         2,019
   TX Brazos Higher Educational Facilities Authority,
      Series 1993 C-2, 5.875% 6/1/04.................          390           390
                                                                         -------
                                                                           7,002
HEALTHCARE - 19.0%
   CONGREGATE CARE RETIREMENT - 6.0%
   CA Statewide Community Development Authority,
      Eskaton Village - Grass Valley, Series 2000,
      8.250% 11/15/31................................        1,000         1,001
   FL Orange County Health Facilities Authority,
      Orlando Lutheran Towers, Inc., Series 1996,
      8.625% 7/1/20..................................        3,000         3,142
   MA State Development Finance Agency, Series 1999 A:
      5.625% 7/1/15..................................          500           427
      5.750% 7/1/23..................................          250           205
   NJ State Economic Development Authority, Seabrook
      Village, Inc., Series 2000 A, 8.250% 11/15/30..          625           618
   NJ State Economic Development Authority,
      Winchester Gardens, Series 1996 A,
      8.625% 11/1/25.................................        2,000         2,118
   PA Lancaster Industrial Development Authority,
      Garden Spot Village, Series 2000 A,
      7.625% 5/1/31..................................          500           505
   TN Metropolitan Government, Nashville and Davidson
      County, Blakeford at Green Hills, Series 1998,
      5.650% 7/1/24..................................        1,500         1,155
   TX Abilene Health Facilities Development Corp.,
      Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900% 11/15/25.................        2,100         1,672
      Series 1999, 6.000% 11/15/29...................          500           399
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750% 11/15/27...        1,250           948
      Clement Manor, Series 1998, 5.750% 8/15/24.....        3,000         2,374
                                                                         -------
                                                                          14,564
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston
      Biomedical Research Institute, Series 1999,
      5.650% 2/1/19..................................          250           227
                                                                         -------

   HOSPITAL - 8.7%
   AZ Health Facilities Authority, Phoenix Memorial
      Hospital, Series 1991, 8.125% 6/1/12...........        2,500         2,525
   CO La Junta, Arkansas Valley Regional Medical
      Center, Series 1999, 6.100% 4/1/24.............          500           442
   CO State Health Care Facilities Authority,
      National Jewish Medical & Research Center,
      Series 1998, 5.375% 1/1/23.....................          250           204

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
   HOSPITALS - (CONTINUED)
   FL Orange County Health Facilities Authority,
      Orlando Regional Healthcare System,
      Series 1999, 6.000% 10/1/26....................       $  875        $  901
   IL Southwestern Illinois Development Authority,
      Anderson Hospital, Series 1999:
        5.500% 8/15/20...............................          500           413
        5.625% 8/15/29...............................          250           202
   KS Wichita, CSJ Health System of Wichita, Inc.,
      Series 1991 X, 7.000% 11/15/18.................        2,000         2,089
   LA State Public Facilities Authority, Touro
      Infirmary, Series 1999, 5.625% 8/15/29.........          500           459
   MI Dickinson County, Dickinson County Healthcare,
      Series 1999, 5.800% 11/1/24....................        1,300         1,051
   MI Flint Hospital Building Authority, Hurley
      Medical Center, Series 1998 B, 5.375% 7/1/28...        1,250           914
   MI State Hospital Finance Authority, Detroit
      Medical Center, Series 1998 A, 5.250% 8/15/28..        1,000           660
   MN Maplewood, Healtheast, Inc., Series 1996,
      5.700% 11/15/02................................          500           490
   NC State Medical Care Commission, Stanly Memorial
      Hospital, Series 1999, 6.375% 10/1/29..........        1,000         1,034
   NH State Higher Educational & Health Facilities
      Authority, Littleton Hospital Assoc., Inc.,
      Series 1998 A, 6.000% 5/1/28...................        1,000           806
   OH Franklin County, Doctors Ohio Health Corp.,
      Series 1998 A, 5.600% 12/1/28..................        2,650         1,710
   OH Highland County Joint Township Hospital
      District, Series 1999, 6.750% 12/1/29..........        1,250         1,081
   OH Miami County, Upper Valley Medical Center,
      Inc., Series 1996-A, 6.375% 5/15/26............        1,015           922
   TX Richardson Hospital Authority, Baylor
      Richardson Medical Center, Series 1998,
      5.625% 12/1/28.................................        1,200           982
   TX Tyler Health Facilities Development Corp.,
      Mother Frances Hospital, Series 1997 A,
      5.625% 7/1/13..................................        1,785         1,579
   WA State Health Care Facilities Authority, Sacred
      Heart Medical Center, Series 1992,
      6.875% 2/15/12.................................        1,500         1,572
   WV State Hospital Finance Authority, Charleston
      Area Medical Center, Series 2000 A,
      6.750% 9/1/30..................................        1,000         1,035
                                                                         -------
                                                                          21,071
   INTERMEDIATE CARE FACILITIES - 0.6%
   IL State Development Finance Authority, Hoosier
      Care, Inc., Series 1999-A, 7.125% 6/1/34.......        1,500         1,344
   IN Health Facilities Financing Authority Revenue,
      Hoosier Care Project, Series A, 7.125% 6/1/34..          150           134
                                                                         -------
                                                                           1,478
   NURSING HOME - 3.6%
   AK Juneau, St. Ann's Care Center, Series 1999,
      6.875% 12/1/25.................................          700           656
   CO State Health Facilities Authority, Volunteers
      of America Care Facilities, Inc.,
      Series 1999 A, 5.750% 7/1/10...................        1,095           992
   IA State Finance Authority, Care Initiatives,
      Series 1998 B, 5.500% 7/1/08...................          720           671
   IN State Health Facilities Financing Authority,
      Metro Health Indiana, Inc., Series 1998,
      6.400% 12/1/33.................................        1,500         1,108
   MA State Development Finance Agency, Alliance
      Health Care Facilities, Series 1999,
      7.100% 7/1/32..................................        1,245         1,133
   MN Carlton Inter-Faith Social Services, Inc.,
      Series 2000, 7.750% 4/1/29.....................          750           757

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
HEALTHCARE - CONT.
   NURSING HOME - (CONTINUED)
   MN Minneapolis, Walker Methodist Senior Services
      Group, Series 1998-C, 6.000% 11/15/28..........      $ 1,300       $ 1,105
   MN New Hope, North Ridge Care Center, Inc.,
      Series 1999, 5.875% 3/1/29.....................          900           731
   MN Sartell, Foundation for Healthcare,
      Series 1999-A, 6.625% 9/1/29...................        2,000         1,770
                                                                         -------
                                                                           8,923
HOUSING - 7.9%
   ASSISTED LIVING/SENIOR - 2.6%
   DE Kent County, Heritage at Dover, Series 1999,
      7.625% 1/1/30..................................        1,500         1,448
   GA Columbus Housing Authority, The Gardens at
      Calvary, Series 1999, 7.000% 11/15/29..........        1,000           879
   LA State Public Facilities Authority, Progressive
      Healthcare Providers, Inc., Series 1998,
      6.375% 10/1/28.................................        2,000         1,635
   NC State Medical Care Commission, DePaul Community
      Facilities Project, Series 1999,
      7.625% 11/1/29.................................        1,250         1,214
   NY Huntington Housing Authority, Gurwin Jewish
      Senior Center, Series 1999, 5.875% 5/1/19......        1,100           967
   NY Huntington Housing Authority, Gurwin Jewish
      Senior Center, Series 1999, 6.000% 5/1/29......          375           323
                                                                         -------
                                                                           6,466
   MULTI-FAMILY - 3.4%
   CO State Health Facilities Authority, Birchwood
      Manor, Series 1991-A, 7.250% 4/1/11............          575           582
   FL Broward County Housing Finance Authority,
      Chaves Lake Apartment Project, Series 2000,
      7.500% 7/1/40..................................          750           764
   FL Clay County Housing Finance Authority, Madison
      Commons Apartments, Series 2000-A,
      7.450% 7/1/40..................................          750           764
   GA Clayton County Housing Authority, Magnolia Park
      Apartments, Series 1999-A, 6.250% 6/1/30.......        1,000           902
   IL State Development Finance Authority, Catholic
      Charities Housing Development Corp.,
      Series 1993-C, 5.950% 1/1/09...................        1,400         1,347
   IL State Housing Development Authority,
      Series 1991-C, 7.400% 7/1/23...................          140           144
   IN New Castle, Raintree Apartments,
      Series 1988-B, (a) 3/1/18 (c)..................       30,655            77
   MO State Health & Educational Facilities
      Authority, Lutheran Senior Services,
      Series 1997, 5.750% 2/1/17.....................        2,000         1,834
   OH Greater Allen County Housing Development
      Authority, Steiner-McBride Apartments,
      10.250% 9/1/03.................................          995           996
   TX, El Paso, American Village:
      8.000% 12/1/32.................................          350           350
      10.000% 12/1/32................................          400           400
                                                                         -------
                                                                           8,160
   SINGLE FAMILY - 1.9%
   IA State Housing Finance Authority,
      Series 1984-A, (a) 9/1/16......................        7,000         1,235
   ID State Housing Agency, Series 1991-B,
      7.500% 7/1/24..................................        1,405         1,450
   MT State Housing Board:
      Series 1991 B-2, 7.500% 4/1/23.................          310           317
      Series 1991 B-1, 7.300% 10/1/17................          280           286
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750% 1/1/23.................           45            46
      Series 1991 C-3, 7.550% 7/1/23.................          105           108

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
HOUSING - CONT.
   SINGLE FAMILY - (CONTINUED)
   WA State Housing Finance Commission: Series 1991 C,
      (a) 1/1/22.....................................       $  925        $  208
      (a) 7/1/22.....................................        1,040           226
      (a) 1/1/23.....................................        1,040           218
      (a) 7/1/23.....................................        1,045           212
      (a) 1/1/24.....................................        1,045           204
      (a) 7/1/24.....................................        1,050           198
                                                                         -------
                                                                           4,708
INDUSTRIAL - 8.8%
   FOOD PRODUCTS - 2.1%
   IN Hammond, American Maize Products Co.,
      Series 1994, 8.000% 12/1/24....................        4,000         4,292
   MI State Strategic Fund, Michigan Sugar Co.,
      Carollton Project, Series 1998-C,
      Series 1998-C, 6.550% 11/1/25..................        1,500           900
                                                                         -------
                                                                           5,192
   FOREST PRODUCTS - 4.6%
   GA Rockdale County Development Authority, Solid
      Waste Disposal, Visy Paper, Inc., Series 1993,
      7.500% 1/1/26..................................        1,000         1,030
   IN Jasper County, Georgia Pacific Corp.,
      Series 1999, 5.600% 4/1/29.....................        1,000           824
   LA De Soto Parish, International Paper Co.,
      Series-A, 7.700% 11/1/18.......................        2,500         2,698
   MS Lowndes County, Weyerhaeuser Corp., Series 1992-A,
      6.800% 4/1/22..................................        5,995         6,513
                                                                         -------
                                                                          11,065
   METALS & MINING - 1.1%
   IN State Development Finance Authority,
      Inland Steel, Series A, 5.750% 10/1/11.........        2,500         1,709
   NV State Department of Business & Industry,
      Wheeling-Pittsburgh Steel Corp., Series 1999 A,
      8.000% 9/1/14..................................          250           226
   VA Greensville County Industrial Development
      Authority, Wheeling Steel, Series 1999 A:
      6.375% 4/1/04..................................          115           107
      7.000% 4/1/14..................................          555           460
   VA Peninsula Ports Authority, Ziegler Coal
      Project, Series 1997, 6.900% 5/2/22............          825           124
                                                                         -------
                                                                           2,626
   OIL AND GAS - 1.0%
   TX Texas City Industrial Development Corp., Arco
      Pipe Line Co. Project, Series 1990,
      7.375% 10/1/20.................................        2,000         2,522
                                                                         -------

OTHER - 12.7%
   REFUNDED/ESCROWED (d)
   CO Adams County, Series 1991 B:
      11.250% 9/1/11(b)..............................          325           478
      11.250% 9/1/11.................................          360           544
      11.250% 9/1/11.................................          220           341
      11.250% 9/1/12.................................        1,440         2,276
   CO Denver City and County Airport, Series D,
      7.750% 11/15/21................................          830           872
   CO State Health Facilities Authority, Healthtone,
      Series 1991B, 8.500% 2/15/21...................        3,250         3,333
   FL Leesburg, Leesburg Regional Medical Center,
      Series 1991A, 7.375% 7/1/11....................          775           827
   IL Chicago, Skyway Toll Bridge, Series 1994,
      6.750% 1/1/17..................................        1,500         1,636
   IL Health Facility Authority, Edward Hospital
      Association Project, Series 1992,
      7.000% 2/15/22.................................          685           719

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
OTHER - CONT.
   REFUNDED/ESCROWED (D) - (CONTINUED)
   IL Health Facility Authority, United Medical
      Center, Series 1991, 8.125% 7/1/06.............      $ 1,790       $ 1,884
   IN Indianapolis Local Public Improvement Bond
      Bank, Series 1999E, 6.700% 1/1/17 (b)..........        4,900         5,123
   LA State Public Facilities Authority, Womans
      Hospital Foundation, Series 1992,
      7.250% 10/1/22.................................        2,300         2,458
   MS Adams County, Jefferson Davis Memorial
      Hospital, Series 1991, 7.900% 10/1/08..........          750           786
   NC Eastern Municipal Power Agency, Series 1991A,
      6.500% 1/1/18 (b)..............................        3,320         3,920
   PA Allentown Area Hospital Authority, Sacred
      Heart Hospital of Allentown, Series 1991,
      7.500% 7/1/06..................................        3,065         3,162
   WA State, Series 1991 A, (a) 7/1/07...............        3,395         2,527
                                                                         -------
                                                                          30,886
OTHER REVENUE - 2.1%
   RECREATION - 2.1%
   CA Long Beach Aquarium of the Pacific,
      Series 1995-A, 6.125% 7/1/23...................        4,750         5,053
                                                                         -------

RESOURCE RECOVERY - 0.1%
   DISPOSAL - 0.1%
   IL Development Finance Authority, Waste
      Management, Inc., Series 1997, 5.050% 1/1/10...          250           227
                                                                         -------

TAX-BACKED - 11.1%
   LOCAL APPROPIATED - 1.1%
   PA Philadelphia Municipal Authority, Series 1993-D,
      6.250% 7/15/13.................................        2,500         2,566
                                                                         -------

LOCAL GENERAL OBLIGATIONS - 1.8%
   MI Southgate Community School District, Series 1999,
      5.000% 5/1/25..................................        3,500         3,390
   NY New York City, Series 1996-B, 7.250% 8/15/07...        1,000         1,162
                                                                         -------
                                                                           4,552
   SPECIAL NON-PROPERTY TAX- 1.3%
   MO St. Louis County Industrial Development
      Authority, Kiel Center Arena, Series 1992,
      7.875% 12/1/24.................................        3,000         3,139
                                                                         -------

   SPECIAL PROPERTY TAX- 3.2%
   CA Orange County Community Facilities District,
      Ladera Ranch, Series 1999-A, 6.500% 8/15/21....        1,000         1,035
   FL Heritage Palms Community Development District,
      Series 1999, 6.250% 11/1/04....................        1,000         1,004
   FL Heritage Springs Community Development
      District, Series 1999-B, 6.250% 5/1/05.........          845           847
   FL Indigo Community Development District,
      Series 1999-B, 6.400% 5/1/06...................        1,000         1,004
   FL Lexington Oaks Community Development District,
      Series 2000, 7.200% 5/1/30.....................          600           613
      Series 2000-D, 6.700% 5/1/07...................          750           760
   FL Northern Palm Beach County Improvement
      District, Series 1999, 6.000% 8/1/29...........          750           694

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
TAX-BACKED - CONT.
   SPECIAL PROPERTY TAX - (CONTINUED)
   FL Orlando, Conroy Road Interchange Project:
      Series 1998-A, 5.500% 5/1/10...................       $  200        $  195
      5.800% 5/1/26..................................          500           458
   FL Stoneybrook Community Development District:
      Series 1998-A, 6.100% 5/1/19...................          330           317
      Series 1998-B, 5.700% 5/1/08...................          800           787
                                                                         -------
                                                                           7,714
   STATE APPROPRIATED - 0.9%
   NY Triborough Bridge & Tunnel Authority, Javits
      Convention Center Project, Series E,
      7.250% 1/1/10..................................        2,000         2,284
                                                                         -------

   STATE GENERAL OBLIGATIONS - 2.8%
   MA Massachusetts Bay Transportation Authority,
      Series 1992-B, 6.200% 3/1/16...................        5,825         6,710
                                                                         -------

TRANSPORTATION - 9.2%
   AIR TRANSPORTATION - 5.3%
   IL Chicago O'Hare International Airport, United
      Airlines, Inc., Series 2000-A, 6.750% 11/1/11..          800           818
   IN Indianapolis Airport Authority, Federal Express
      Corp., Series 1994, 7.100% 1/15/17.............        4,000         4,187
   NC Charlotte, US Airways, Inc., Series 2000,
      7.750% 2/1/28..................................          750           724
   PA Philadelphia Authority for Industrial
      Development, Aero Philadelphia, Series 1999,
      5.500% 1/1/24..................................        1,000           800
   TX Alliance Airport Authority, AMR Corp.,
      Series 1991, 7.000% 12/1/11....................        4,070         4,454
   TX Houston Airport System, Continental Airline
      Terminal, Series B, 6.125% 7/15/17.............        2,000         1,803
                                                                         -------
                                                                          12,786
   AIRPORT - 1.4%
   CO Denver City and County Airport, Series D,
      7.750% 11/15/21................................        3,170         3,304
                                                                         -------

   PORTS - 1.2% WA Port of Seattle, Series 2000:
      8.656% 2/1/10..................................          625           736
      8.656% 2/1/11..................................        1,875         2,247
                                                                         -------
                                                                           2,983
   TOLL FACILITIES - 0.9%
   CO State Public Highway Authority, Araphoe County,
      E470 Series 2000 B:
        (a) 9/1/18...................................        4,000         1,593
        (a) 9/1/35...................................        8,750           679
                                                                         -------
                                                                           2,272
   TRANSPORTATION - 0.4%
   NV State Department of Business & Industry,
      Las Vegas Monorail Project, Series 2000,
      7.375% 1/1/40..................................        1,000           974
                                                                         -------
UTILITY - 21.1%
   INDEPENDENT POWER PRODUCER - 5.1%
   MI Midland County Economic Development Corp.,
      Series 2000, 6.875% 7/23/09....................          500           510
   PA State Economic Development Financing Authority,
      Northampton Generating:
        Series A, 6.500% 1/1/13......................        2,000         1,954
        Series 1994 B, 6.750% 1/1/07.................        3,000         3,035

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                               Par         Value
--------------------------------------------------------------------------------
UTILITY - CONT.
   INDEPENDENT POWER PRODUCER - (CONTINUED)
   VA Pittsylvania County Industrial Development
      Authority, Multitrade of Pittsylvania,
      Series 1994 A:
        7.450% 1/1/09................................      $ 3,500       $ 3,623
        7.550% 1/1/19................................        3,100         3,201
                                                                         -------
                                                                          12,323
   INVESTOR OWNED - 5.8%
   CT State Development Authority, Connecticut Light
      & Power Co., Series 1993-A, 5.850% 9/1/28......        2,900         2,657
   LA Calcasieu Parish Industrial Development Board,
      Entergy Gulf States, Inc., Series 1999,
      5.450% 7/1/10..................................          500           477
   LA West Feliciana Parish, Entergy Gulf States,
      Inc., Series 1999-B, 6.600% 9/1/28.............          250           249
   MS State Business Finance Corp., Systems Energy
      Resources, Inc. Series 1999, 5.900% 5/1/22.....        1,250         1,128
   NM Farmington, Tucson Electric Power Co.,
      Series 1997-A, 6.950% 10/1/20..................        2,000         2,020
   NV Humboldt County Pollution Control Revenue,
      Idaho Power Co. Project, 8.300% 12/1/14........        2,000         2,238
   PA Beaver County Industrial Development Authority,
      Toledo Edison Co., Series 1995, 7.625% 5/1/20..        4,900         5,231
                                                                         -------
                                                                          14,000
   JOINT POWER AUTHORITY - 4.9%
   GA Municipal Electric Authority, Series 1991-V,
      6.600% 1/1/18..................................        4,065         4,768
   NC Eastern Municipal Power Agency, Series 1991 A,
      6.500% 1/1/18..................................        1,680         1,819
   WA State Public Power Supply System, Nuclear
      Project No. 2, Series 1992-A, 6.300% 7/1/12....        2,500         2,845
   WA State, Public Power Supply System, Series
      1991-A, (a) 7/1/07.............................        3,550         2,612
                                                                         -------
                                                                          12,044
   WATER & SEWER - 5.3%
   FL Tampa Bay Water Utility Systems Revenue,
      8.216% 10/1/29.................................        7,500         8,426
   NH State Industrial Development Authority,
      Pennichuck Water Works, Inc., Series 1988,
      7.500% 7/1/18..................................          565           571
   PA Dauphin County Industrial Development Authority
      Dauphin Water Supply Co., Series 1992 A,
      6.900% 6/1/24..................................        3,200         3,782
                                                                         -------
                                                                          12,779
TOTAL MUNICIPAL BONDS
   (Cost of $232,408)................................                    233,807
                                                                         -------
--------------------------------------------------------------------------------
MUNICIPAL PREFERRED STOCKS - 1.2%
--------------------------------------------------------------------------------
   MULTI-FAMILY - 1.2%
   Charter Mac SR AMT 6.625% 6/30/49.................        2,000         1,985
   Charter Mac Sub AMT 7.600% 11/30/50...............        1,000         1,021
                                                                         -------
TOTAL MUNICIPAL PREFERRED STOCKS (Cost of $3,006)....                      3,006
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
--------------------------------------------------------------------------------
   IA Ottumwa, Ottumwa Regional Health Center, Inc., Series 1998,
      2.950% 10/1/06.................................          350           150
   IA State Higher Education Loan Authority, Series 1998,
      3.050% 11/1/13.................................          220           220
                                                                         -------
TOTAL SHORT-TERM OBLIGATIONS (Cost of $370)..........                        370
--------------------------------------------------------------------------------

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------

Continued
                                                                         Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost of $235,784) (e)............................                   $237,183
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES- 2.5%.................                      5,986
                                                                        --------
NET ASSETS- 100%.....................................                   $243,169
                                                                        ========

--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) This security, or a portion thereof, with a total market value of $478, is being used to collateralize open future contracts.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the payment of principal and interest.

(e)  Cost for federal tax and book purposes is $235,784.



Short futures contracts open at December 31, 2000:
                                                     Unrealized
                    Par value       Expiration      depreciation
    Type      covered by contracts     month         at 12/31/00
    ----      --------------------  ----------      ------------
Municipal Bond        2,400            March            ($96)
Treasury Note        21,300            March            (468)
                                                     ----------
                                                       ($564)
                                                     ----------



Long futures contracts open at December 31, 2000:

                                                     Unrealized
                    Par value       Expiration      appreciation
    Type      covered by contracts     month         at 12/31/00
    ----      --------------------  ----------      ------------
Treasury Bond         6,100            March            $252



See accompanying Notes to Financial Statements.


Statements of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share data)

                                                                              MUNICIPAL
                                                                                  MONEY    INTERMEDIATE       MANAGED  HIGH-YIELD
                                                                                 MARKET      MUNICIPALS    MUNICIPALS  MUNICIPALS
                                                                                   FUND            FUND          FUND        FUND
                                                                              ---------    ------------    ----------  ----------
ASSETS
Investment in Portfolio, at value..........................................    $117,670        $     --      $     --    $243,169
Investments, at market value (cost $125,597 and $428,738, respectively)....          --         134,326       464,446          --
Interest receivable........................................................          --           2,403         8,145          --
Receivable for investments sold............................................          --             261         3,766      13,177
Receivable for fund shares sold............................................          20              44            35          --
Expense reimbursement due from advisor.....................................          --              11             1          --
Other......................................................................           6               7            28          27
                                                                               --------        --------      --------    --------
   Total assets............................................................     117,696         137,052       476,421     256,373
                                                                               --------        --------      --------    --------
LIABILITIES
Payable for investments purchased..........................................          --           1,069         1,867      12,938
Dividends payable..........................................................         718              11            69          40
Payable for fund shares repurchased........................................          --               1            --          --
Payable due to bank........................................................          --              52         3,034       1,324
Variation margin on futures................................................          --              10           137          --
Accrued:
   Management fee..........................................................          --              49           160          --
   Administration fee......................................................          --              17            43          56
   Transfer agent fee......................................................          23              11            32          --
   Bookkeeping fee.........................................................          12               2             3           2
Other......................................................................          35              83            78          91
                                                                               --------        --------      --------    --------
   Total liabilities.......................................................         788           1,305         5,423      14,451
                                                                               --------        --------      --------    --------
   Net assets..............................................................    $116,908        $135,747      $470,998    $241,922
                                                                               ========        ========      ========    ========
ANALYSIS OF NET ASSETS
Paid-in capital............................................................    $116,935        $126,878      $432,158    $244,507
Undistributed net investment income........................................          93             158           565         919
Accumulated net realized losses on investments and futures contracts.......        (130)            (74)         (242)     (4,573)
Net unrealized appreciation on investments and futures contracts...........          10           8,785        38,517       1,069
                                                                               --------        --------      --------    --------
   Net assets..............................................................    $116,908        $135,747      $470,998    $241,922
                                                                               ========        ========      ========    ========
Net assets-- Class A.......................................................          --              --            --           1
                                                                               ========        ========      ========    ========
Shares outstanding (unlimited number authorized)-- Class A.................          --              --            --       -- (a)
                                                                               ========        ========      ========    ========
Net asset value per share-- Class A........................................          --              --            --      $11.24
                                                                               ========        ========      ========    ========
Maximum offering price per share...........................................          --              --            --    $11.93(b)
                                                                               ========        ========      ========    ========
Redemption price per share.................................................          --              --            --      $11.24
                                                                               ========        ========      ========    ========
Net assets-- Class S.......................................................    $116,908        $135,747      $470,998    $241,921
                                                                               ========        ========      ========    ========
Shares outstanding (unlimited number authorized)-- Class S.................     116,876          11,963        51,913      21,523
                                                                               ========        ========      ========    ========
Net asset value, redemption price and offering price per share-- Class S...    $   1.00        $  11.35      $   9.07    $  11.24
                                                                               ========        ========      ========    ========


(a)  Amount is less than 1,000.

(b)  Computation of offering price 100/94.25 of net asset value.


See accompanying Notes to Financial Statements.



                                     44-45


Statements of Operations
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)


                                                                            MUNICIPAL
                                                                                MONEY    INTERMEDIATE         MANAGED     HIGH-YIELD
                                                                               MARKET      MUNICIPALS      MUNICIPALS     MUNICIPALS
                                                                                 FUND            FUND            FUND           FUND
                                                                            ---------    ------------      ----------     ----------
INVESTMENT INCOME
Interest allocated from Portfolio........................................     $ 2,417         $    --         $    --       $     --
Interest.................................................................          --           3,838          13,749          8,567
                                                                              -------         -------         -------       --------
   Total investment income...............................................       2,417           3,838          13,749          8,567
                                                                              -------         -------         -------       --------
EXPENSES
Management fees..........................................................          --             305             967             --
Expenses allocated from Portfolio........................................         180              --              --            586
Transfer agent fees......................................................          90             100             263            187
Administrative fees......................................................         140              99             270            163
Bookkeeping fees.........................................................          13              14              18             15
Trustees' fees...........................................................           5               6               9              4
Custodian fees...........................................................           1               1               3              1
Audit fees...............................................................           5               5              10              5
Legal fees...............................................................           1               1               3              1
Registration fees........................................................           7              49              13             19
Reports to shareholders..................................................           5              10              16             11
Other....................................................................          13              50              --             23
                                                                              -------         -------         -------       --------
   Total expenses........................................................         460             640           1,572          1,015
Reimbursement of expenses by investment Advisor..........................         (65)           (177)             --             --
                                                                              -------         -------         -------       --------
   Net expenses..........................................................         395             463           1,572          1,015
                                                                              -------         -------         -------       --------
   Net investment income.................................................       2,022           3,375          12,177          7,552
                                                                              -------         -------         -------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES TRANSACTIONS
Net realized gain (loss) on investments and futures
   transactions allocated from Portfolio.................................        (114)             --              --          1,817
Net realized gain (loss) on investments and futures transactions.........          --             (78)          2,844             --
Net change in unrealized appreciation/depreciation on
   investments and futures transactions..................................          13           4,568          21,986          5,413
                                                                              -------         -------         -------       --------
   Net gain (loss).......................................................        (101)          4,490          24,830          7,230
                                                                              -------         -------         -------       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................     $ 1,921         $ 7,865         $37,007       $ 14,782
                                                                              =======         =======         =======       ========

See accompanying Notes to Financial Statements.



                                     46-47


Statements of Changes in Net Assets
--------------------------------------------------------------------------------
(All amounts in thousands)

                                                                            MUNICIPAL MONEY                  INTERMEDIATE
                                                                              MARKET FUND                   MUNICIPALS FUND
                                                                    ------------------------------  -------------------------------
                                                                        SIX MONTHS                      SIX MONTHS
                                                                             ENDED            YEAR           ENDED             YEAR
                                                                       (UNAUDITED)           ENDED     (UNAUDITED)            ENDED
                                                                      DECEMBER 31,        JUNE 30,    DECEMBER 31,         JUNE 30,
                                                                              2000            2000            2000             2000
                                                                    ------------------------------  -------------------------------
OPERATIONS
Net investment income............................................        $   2,022       $   3,676       $   3,375        $   7,204
Net realized gain (loss) on investments
   and futures transactions......................................             (114)             (8)            (78)              64
Net change in unrealized appreciation/depreciation on
   investments and futures transactions..........................               13              (3)          4,568           (3,059)
                                                                         ---------       ---------       ---------        ---------
   Net increase in net assets resulting from operations..........            1,921           3,665           7,865            4,209
                                                                         ---------       ---------       ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income.........................           (2,022)         (3,595)         (3,197)          (7,275)
Distributions from net capital gains.............................               --              --              --             (735)
                                                                         ---------       ---------       ---------        ---------
   Total distributions to shareholders...........................           (2,022)         (3,595)         (3,197)          (8,010)
                                                                         ---------       ---------       ---------        ---------
SHARE TRANSACTIONS
Subscriptions to fund shares.....................................           72,316         136,193           8,769           18,308
Value of distributions reinvested................................            1,522           3,197           2,465            5,595
Redemptions of fund shares.......................................          (70,644)       (144,677)        (15,965)         (53,188)
                                                                         ---------      ----------      ----------        ---------
   Net increase (decrease) from share transactions...............            3,194          (5,287)         (4,731)         (29,285)
                                                                         ---------      ----------      ----------        ---------
   Net increase (decrease) in net assets.........................            3,093          (5,217)            (63)         (33,086)
TOTAL NET ASSETS
Beginning of period..............................................          113,815         119,032         135,810          168,896
                                                                         ---------       ---------       ---------        ---------
End of period....................................................        $ 116,908       $ 113,815       $ 135,747        $ 135,810
                                                                         =========       =========       =========        =========
Undistributed (overdistributed) net investment income............        $      93       $      93       $     158        $     (20)
                                                                         ---------       ---------       ---------        ---------
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares.....................................           72,316         136,193             791            1,669
Issued in reinvestment of distributions..........................            1,522           3,197             222              510
Redemptions of fund shares.......................................          (70,644)       (144,677)         (1,441)          (4,830)
                                                                         ---------       ---------       ---------        ---------
   Net increase (decrease) in fund shares........................            3,194          (5,287)           (428)          (2,651)
Shares outstanding at beginning of period........................          113,682         118,970          12,391           15,042
                                                                         ---------       ---------       ---------        ---------
Shares outstanding at end of period..............................          116,876         113,683          11,963           12,391
                                                                         =========       =========       =========        =========

See accompanying Notes to Financial Statements.

                                     48-49

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
(All amounts in thousands)
                                                                                 MANAGED                       HIGH-YIELD
                                                                            MUNICIPALS FUND                 MUNICIPALS FUND
                                                                   -------------------------------  -------------------------------
                                                                        SIX MONTHS                      SIX MONTHS
                                                                            ENDED             YEAR           ENDED             YEAR
                                                                       (UNAUDITED)           ENDED     (UNAUDITED)            ENDED
                                                                      DECEMBER 31,        JUNE 30,    DECEMBER 31,         JUNE 30,
                                                                              2000            2000            2000(A)          2000
                                                                   -------------------------------  -------------------------------
OPERATIONS
Net investment income............................................        $  12,177       $  26,313       $   7,552        $  15,771
Net realized gain on investments and futures transactions........            2,844           2,359           1,817            3,179
Net change in unrealized appreciation/depreciation on
   investments and futures transactions..........................           21,986         (21,196)          5,413          (20,047)
                                                                         ---------       ---------       ---------        ---------
   Net increase (decrease) in net assets resulting
      from operations............................................           37,007           7,476          14,782           (1,097)
                                                                         ---------       ---------       ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income - Class A...............               --              --              --(b)            --
Distributions from net investment income - Class S...............          (11,410)        (26,352)         (6,749)         (15,496)
Distributions from net capital gains - Class A...................               --              --              --               --
Distributions from net capital gains - Class S...................           (3,451)         (5,798)             --               --
                                                                         ---------       ---------       ---------        ---------
   Total distributions to shareholders...........................          (14,861)        (32,150)         (6,749)         (15,496)
SHARE TRANSACTIONS
Subscription to fund shares - Class A............................               --              --               1               --
Redemption of fund shares - Class A..............................               --              --              --               --
                                                                         ---------       ---------       ---------        ---------
   Net increase from Class A share transactions..................               --              --               1               --
                                                                         ---------       ---------       ---------        ---------
Subscription to fund shares - Class S............................           30,668          29,618           7,782           53,142
Value of distributions reinvested - Class S......................            9,415          17,510           4,709            9,880
Redemption of fund shares - Class S..............................          (49,436)       (102,571)        (32,390)         (90,516)
                                                                         ---------       ---------       ---------        ---------
   Net decrease from Class S share transactions..................           (9,353)        (55,443)        (19,899)         (27,494)
                                                                         ---------       ---------       ---------        ---------
   Net decrease from share transactions..........................           (9,353)        (55,443)        (19,898)         (27,494)
                                                                         ---------       ---------       ---------        ---------
   Net increase (decrease) in net assets.........................           12,793         (80,117)        (11,865)         (44,087)
TOTAL NET ASSETS
Beginning of period..............................................          458,205         538,322         253,787          297,874
                                                                         ---------       ---------       ---------        ---------
End of period....................................................        $ 470,998       $ 458,205       $ 241,922        $ 253,787
                                                                         =========       =========       =========        =========
Undistributed (overdistributed) net investment income............        $     565       $    (202)      $     919        $     116
                                                                         ---------       ---------       ---------        ---------
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares - Class A ..........................               --              --              --(c)            --
Issued in reinvestment of distributions - Class A................               --              --              --               --
Redemption of fund shares - Class A..............................               --              --              --               --
                                                                         ---------       ---------       ---------        ---------
   Net increase in Class A Shares................................               --              --              --(c)            --
Shares outstanding at beginning of period........................               --              --              --               --
                                                                         ---------       ---------       ---------        ---------
Shares outstanding at end of period..............................               --              --              --(c)            --
                                                                         =========       =========       =========        =========
Subscriptions to fund shares  - Class S..........................            3,457           3,224           5,443            4,745
Issued in reinvestment of distributions - Class S................            1,061           2,205           1,305              882
Redemption of fund shares - Class S..............................           (5,593)        (11,819)         (8,212)          (8,083)
                                                                         ---------       ---------       ---------        ---------
   Net decrease in Class S Shares................................           (1,075)         (6,390)         (1,464)          (2,456)
Shares outstanding at beginning of period........................           52,988          59,378          22,987           25,443
                                                                         ---------       ---------       ---------        ---------
Shares outstanding at end of period..............................           51,913          52,988          21,523           22,987
                                                                         =========       =========       =========        =========

(a)  Class A shares were initially offered on July 31, 2000.

(b)  Amount is less than $1,000.

(c)  Amount is less than 1,000.

See accompanying Notes to Financial Statements.

                                     50-51


Statements of Assets and Liabilities
--------------------------------------------------------------------------------


December 31, 2000 (Unaudited)
(All amounts in thousands)
                                                                  SR&F       SR&F
                                                             MUNICIPAL HIGH-YIELD
                                                          MONEY MARKET MUNICIPALS
                                                             PORTFOLIO  PORTFOLIO
                                                          ------------ ----------
ASSETS
Investments, at market value (cost $129,146,
   and $235,784, respectively).............................   $129,151   $237,183
Interest receivable........................................        858      4,709
Receivable for investments sold............................        473      1,377
Cash.......................................................         83         20
Other......................................................         80         65
                                                             ---------  ---------
   Total assets............................................    130,645    243,354
                                                             ---------  ---------
LIABILITIES
Payable for fund shares repurchased........................        193         --
Payable for variation margin on futures....................         --          6
Accrued:
   Management fees.........................................         86         12
   Bookkeeping fees........................................          3          1
Other......................................................         16        166
                                                             ---------  ---------
   Total liabilities.......................................        298        185
                                                             ---------  ---------
   Net assets applicable to investors' beneficial interest.   $130,347   $243,169
                                                             =========  =========


Statements of Operations
--------------------------------------------------------------------------------

For The Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

                                                                  SR&F       SR&F
                                                             MUNICIPAL HIGH-YIELD
                                                          MONEY MARKET MUNICIPALS
                                                             PORTFOLIO  PORTFOLIO
                                                          ------------ ----------
INVESTMENT INCOME
Interest...................................................     $2,697    $ 8,582
                                                               -------   --------
EXPENSES
Management fees............................................        156        539
Bookkeeping fees...........................................         14         15
Audit fees.................................................          8          8
Trustees' fees.............................................          7          9
Custodian fees.............................................          2          1
Legal fees.................................................          2          2
Transfer agent fees........................................          3          3
Other......................................................          9         10
                                                               -------   --------
   Total expenses..........................................        201        587
                                                               -------   --------
   Net investment income...................................      2,496      7,995
                                                               -------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES TRANSACTIONS
Net realized gain (loss) on investments and
   futures transactions....................................        (30)     1,817
Net change in unrealized appreciation/depreciation
   on investments and futures transactions.................          5     21,127
                                                               -------   --------
   Net (gain) loss.........................................        (25)    22,944
                                                               -------   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......     $2,471    $30,939
                                                              ========  =========
See accompanying Notes to Financial Statements.


                                       52


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

(All amounts in thousands)

                                                                                                                  SR&F
                                                                            SR&F MUNICIPAL                HIGH-YIELD MUNICIPALS
                                                                        MONEY MARKET PORTFOLIO                  PORTFOLIO
                                                                    -----------------------------     -----------------------------
                                                                      SIX MONTHS                        SIX MONTHS
                                                                           ENDED             YEAR            ENDED             YEAR
                                                                    DECEMBER 31,            ENDED     DECEMBER 31,            ENDED
                                                                            2000         JUNE 30,             2000         JUNE 30,
                                                                      (UNAUDITED)            2000       (UNAUDITED)            2000
                                                                      ----------        ---------       ----------        ---------
OPERATIONS
Net investment income ..........................................       $   2,496        $   4,672        $   7,995        $  16,628
Net realized gain (loss) on investments
   and futures transactions ....................................             (30)              (9)           1,817            3,144
Net change in unrealized
   appreciation/depreciation
   on investments and futures
   transactions ................................................               5               (3)          21,127          (20,040)
                                                                       ---------        ---------        ---------        ---------
   Net increase (decrease) in net assets
     resulting from operations .................................           2,471            4,660           30,939             (268)
                                                                       ---------        ---------        ---------        ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ..................................................          40,501          104,696            2,105           26,251
Withdrawals ....................................................         (37,704)        (118,326)         (43,522)         (71,999)
                                                                       ---------        ---------        ---------        ---------
   Net increase (decrease) from transactions
     in investors' beneficial interest .........................           2,797          (13,630)         (41,417)         (45,748)
                                                                       ---------        ---------        ---------        ---------
   Net increase (decrease) in net assets .......................           5,268           (8,970)         (10,478)         (46,016)
TOTAL NET ASSETS
Beginning of period ............................................         125,079          134,049          253,647          299,663
                                                                       ---------        ---------        ---------        ---------
End of period ..................................................       $ 130,347        $ 125,079        $ 243,169        $ 253,647
                                                                       =========        =========        =========        =========

See accompanying Notes to Financial Statements.


                                       53

Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)


NOTE 1. ORGANIZATION
Stein Roe Municipal Money Market Fund, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and Stein Roe High-Yield Municipals Fund (the "Funds") are series of Liberty-Stein Roe Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Municipal Money Market Fund and Stein Roe High-Yield Municipals Fund invest substantially all of their assets in SR&F Municipal Money Market Portfolio and SR&F High-Yield Municipals Portfolio (the "Portfolios"), respectively.
   The Portfolios are series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. SR&F High-Yield Municipals Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets to SR&F High-Yield Municipals Portfolio in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor High-Yield Municipals Fund contributed cash of $100 to the Portfolio. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, Stein Roe Municipal Money Market Fund owned 90.3% of SR&F Municipal Money Market Portfolio; and Stein Roe High-Yield Municipals Fund owned 100.0% of SR&F High-Yield Municipals Portfolio.

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Funds and the Portfolios. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
   Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

transaction date. The values of such securities are subject to market fluctuations during this period. None of the Funds or the Portfolios had when-issued or delayed delivery purchase commitments as of December 31, 2000.

SECURITY VALUATIONS
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service, except for SR&F Municipal Money Market Portfolio. This Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between Stein Roe Municipal Money Market Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, its Board of Trustees would consider what action, if any, should be taken. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
   Stein Roe Municipal Money Market Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FUTURES CONTRACTS
Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and SR&F High-Yield Municipals Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

   Upon entering into a futures contract, the Fund/Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund/Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund/Portfolio recognizes a realized gain or loss when the contract is closed or expires.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Funds elect

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

to be taxed as "regulated investment companies" and make distributions to their shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.
   The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2000, the Funds had capital loss carryforwards as follows:

                                        Year of
Fund                        Amount    Expiration
----                        ------    ----------
Stein Roe High-Yield
  Municipals Fund           $5,934          2006
Stein Roe Municipal
  Money Market Fund              8     2002-2008
Stein Roe Intermediate
  Municipal Fund               252          2008


DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO COMPOSITION
The Funds and the Portfolios invest in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity). See Fund Highlights for unaudited information regarding breakdown of securities held by type at December 31, 2000.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES
The Funds and the Portfolios pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for SR&F Municipal Money Market Portfolio is computed at an annual rate of 0.25% of average daily net assets. The management fee for Stein Roe Intermediate Municipals Fund and SR&F High-Yield Municipals Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter. The management fee for Stein Roe Managed Municipals Fund is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million, 0.40% of the next $800 million and 0.375% thereafter.
   The administrative fee for the Stein Roe Municipal Money Market Fund is computed at an annual rate of 0.25% of average daily net assets up to $500 million, 0.20% of average daily net assets for the next $500 million and 0.15% thereafter. The administrative fee for Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter. The administrative fee for Stein Roe Managed Municipals Fund is 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million, 0.10% of the next $800 million and 0.075% thereafter.

BOOKKEEPING FEES
The Advisor provides bookkeeping and pricing services to each Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of each Fund's and Portfolio's average daily net assets over $50 million.

EXPENSE LIMITS
The Advisor has agreed to reimburse Stein Roe Municipal Money Market Fund and Stein Roe Intermediate Municipals Fund for expenses in excess of 0.70% of average annual net assets. This commitment expires on October 31, 2001, subject to earlier termination by the Advisor on 30 days' notice.

TRANSFER AGENT FEES
Transfer agent fees are paid to SteinRoe Services, Inc. (SSI) (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

of Liberty Mutual Insurance Company, to act as subtransfer agent for the Funds. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of each Fund's average net assets except Stein Roe Municipal Money Market which is equal to 0.15% annually and receives reimbursement for certain out-of-pocket expenses.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 5. LINE OF CREDIT
The Trust (excluding the Stein-Roe High Yield Municipals Fund and Stein-Roe Municipal Money Market Fund), the Liberty Stein-Roe Investment Trust and the SR&F Base Trust (collectively, the "Trusts") participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. For the period ended December 31, 2000, the Trusts had no borrowings under the agreement.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 6. PORTFOLIO INFORMATION
The aggregate cost of purchases and proceeds from sales or maturities of securities, excluding short-term obligations, for the six months ended December 31, 2000, were as follows:

                                                     Purchases           Sales
                                                   -------------   -------------
Stein Roe Intermediate Municipals Fund...........      $11,501           $17,135
Stein Roe Managed Municipals Fund................       44,411            52,306
SR&F High-Yield Municipals Portfolio.............       22,316            35,183


Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes was:

                                       Stein Roe      Stein Roe        SR&F
                                     Intermediate      Managed      High-Yield
                                      Municipals      Municipals    Municipals
                                         Fund            Fund        Portfolio
                                     -----------------------------------------
Gross unrealized appreciation          $9,036          $41,830       $ 13,342
Gross unrealized depreciation            (307)          (6,122)       (11,943)
                                       ------          -------       --------
Net unrealized appreciation            $8,729          $35,708       $  1,399
                                       ======          =======       ========


Financial Highlights
--------------------------------------------------------------------------------

Municipal Money Market Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                          SIX MONTHS
                                               ENDED
                                          (UNAUDITED)
                                        DECEMBER 31,                  YEARS ENDED JUNE 30,
                                                2000        2000      1999      1998      1997      1996
                                        ------------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD................      $  1.000    $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                            --------    --------  --------  --------  --------  --------
   Net investment income..............         0.018       0.031     0.027     0.031     0.030     0.031
   Distributions from net
     investment income................        (0.018)     (0.031)   (0.027)   (0.031)   (0.030)   (0.031)
                                            --------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD......................      $  1.000    $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                                            ========    ========  ========  ========  ========  ========
Ratio of net expenses to average
   net assets (a).....................         0.70%(c)    0.70%     0.70%     0.70%     0.70%     0.70%
Ratio of net investment income
   to average net assets (b)                   3.58%(c)    3.19%     2.69%     3.06%     2.98%     3.09%
Total return (b)......................         1.86%       3.20%     2.73%     3.10%     3.04%     3.13%
Net assets, end of period (000's)           $116,908    $113,815  $119,032  $115,279  $118,424  $120,432

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 0.81 for the six months ended December 31, 2000 and 0.80, 0.79, 0.86, 0.86 and 0.84 percent for the years ended June 30, 2000, 1999, 1998, 1997 and 1996 respectively.

(b)  Computed giving effect to Adviser's expense limitation undertaking.

(c)  Annualized.



SR&F Municipal Money Market Portfolio
                                          SIX MONTHS
                                               ENDED                                              PERIOD
                                          (UNAUDITED)                                              ENDED
                                        DECEMBER 31,              YEARS ENDED JUNE 30,          JUNE 30,
                                                2000        2000      1999      1998      1997    1996(a)
                                        ------------    --------  --------  --------  --------  --------
SELECTED RATIOS
Ratio of net expenses to average
   net assets.........................       0.32%(b)      0.30%     0.30%     0.34%     0.32%   0.30%(b)
Ratio of net investment income
   to average net assets..............       3.95%(b)      3.57%     3.07%     3.41%     3.36%   3.50%(b)

(a)  From commencement of operations on September 28, 1995.

(b)  Annualized

                                       60

Financial Highlights Continued
--------------------------------------------------------------------------------
Intermediate Municipals Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                          SIX MONTHS
                                               ENDED
                                          (UNAUDITED)
                                        DECEMBER 31,                   YEARS ENDED JUNE 30,
                                                2000        2000      1999      1998      1997      1996
                                        ------------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD................      $  10.96    $  11.23  $  11.57  $  11.38  $  11.22  $  11.16
                                            --------    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income..............          0.27        0.28      0.54      0.54      0.55      0.55
   Net realized and unrealized
     gains (losses) on
     investments......................          0.38       (0.27)    (0.30)     0.22      0.22      0.06
                                            --------    --------  --------  --------  --------  --------
     Total from investment
       operations.....................          0.65        0.01      0.24      0.76      0.77      0.61
                                            --------    --------  --------  --------  --------  --------
DISTRIBUTIONS
   Net investment income..............         (0.26)      (0.26)    (0.54)    (0.54)    (0.55)    (0.55)
   Net realized gains.................            --       (0.02)    (0.04)    (0.03)    (0.06)       --
                                            --------    --------  --------  --------  --------  --------
     Total distributions..............         (0.26)      (0.28)    (0.58)    (0.57)    (0.61)    (0.55)
                                            --------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD......................      $  11.35    $  10.96  $  11.23  $  11.57  $  11.38  $  11.22
                                            ========    ========  ========  ========  ========  ========
Ratio of net expenses to average
   net assets (a).....................         0.67%(c)    0.70%     0.70%     0.70%     0.70%     0.70%
Ratio of net investment income
   to average net assets (b)                   4.91%(c)    4.93%     4.58%     4.70%     4.84%     4.82%
Portfolio turnover rate...............            9%         26%       48%       29%       44%       66%
Total return (b)......................         6.00%       3.10%     2.08%     6.84%     7.07%     5.47%
Net assets, end of period (000's).....      $135,747    $135,810  $168,896  $195,651  $196,006  $204,726

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 0.93 percent for the six months ended December 31, 2000, and 0.81, 0.79, 0.81, 0.82 and 0.81 percent for the years ended June 30, 2000, 1999, 1998, 1997 and 1996, respectively.

(b)  Computed giving effect to Advisor's expense limitation undertaking

(c)  Annualized.

                                       61

Financial Highlights Continued
--------------------------------------------------------------------------------

Managed Municipals Fund


Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                          SIX MONTHS
                                               ENDED
                                          (UNAUDITED)
                                        DECEMBER 31,                 YEARS ENDED JUNE 30,
                                                2000        2000      1999      1998      1997      1996
                                        ------------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD................      $   8.65    $   9.07  $   9.38  $   9.11  $   8.85  $   8.79
                                            --------    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
   Net investment income..............          0.23        0.47      0.47      0.48      0.48      0.48
   Net realized and unrealized
     gains (losses) on
     investments......................          0.47       (0.32)    (0.31)     0.27      0.26      0.06
                                            --------    --------  --------  --------  --------  --------
     Total from investment
       operations.....................          0.70        0.15      0.16      0.75      0.74      0.54
                                            --------    --------  --------  --------  --------  --------
DISTRIBUTIONS
   Net investment income..............         (0.22)      (0.47)    (0.47)    (0.48)    (0.48)    (0.48)
   Net realized gains.................         (0.06)      (0.10)       --        --        --        --
                                            --------    --------  --------  --------  --------  --------
     Total distributions..............         (0.28)      (0.57)    (0.47)    (0.48)    (0.48)    (0.48)
                                            --------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD......................      $   9.07    $   8.65  $   9.07  $   9.38  $   9.11  $   8.85
                                            ========    ========  ========  ========  ========  ========
Ratio of net expenses to average
   net assets.........................         0.68%(a)    0.69%     0.72%     0.72%     0.73%     0.72%
Ratio of net investment income
   to average net assets..............         5.24%(a)    5.39%     5.02%     5.14%     5.31%     5.41%
Portfolio turnover rate...............           10%         19%       17%       12%       16%       40%
Total return..........................         8.24%       1.86%     1.67%     8.37%     8.56%     6.24%
Net assets, end of period (000's).....      $470,998    $458,205  $538,322  $583,138  $582,366  $606,359


(a)  Annualized.

                                       62

Financial Highlights Continued
--------------------------------------------------------------------------------

High-Yield Municipals Fund - Class A
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                         PERIOD
                                                                          ENDED
                                                                     (UNAUDITED)
                                                                    DECEMBER 31,
                                                                         2000(a)
                                                                    -----------
NET ASSET VALUE, BEGINNING OF PERIOD..............................      $ 11.11
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income..........................................         0.24
   Net realized and unrealized gains on investments...............         0.13
                                                                        -------
     Total from investment operations.............................         0.37
                                                                        -------
DISTRIBUTIONS
   Net investment income..........................................        (0.24)
                                                                        --------
NET ASSET VALUE, END OF PERIOD....................................      $ 11.24
                                                                        ========
Ratio of net expenses to average net assets ......................      1.06%(b)
Ratio of net investment income to average net assets..............      5.80%(b)
Portfolio turnover rate...........................................          N/A
Total return......................................................        3.32%
Net assets, end of period (000's).................................      $     1

(a)  From commencement of operations on July 31, 2000.

(b)  Annualized.


Financial Highlights Continued
--------------------------------------------------------------------------------

High-Yield Municipals Fund - Class S

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                          SIX MONTHS
                                               ENDED
                                          (UNAUDITED)
                                        DECEMBER 31,                  YEARS ENDED JUNE 30,
                                                2000        2000      1999      1998      1997      1996
                                        ------------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   BEGINNING OF PERIOD................      $  11.04    $  11.71  $  11.97  $  11.67  $  11.40  $  11.31
                                            --------    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income..............          0.34        0.65      0.63      0.65      0.72      0.67
   Net realized and unrealized gains
     (losses) on investments..........          0.16       (0.68)    (0.25)     0.30      0.27      0.09
                                            --------    --------  --------  --------  --------  --------
     Total from investment
       operations.....................          0.50       (0.03)     0.38      0.95      0.99      0.76
                                            --------    --------  --------  --------  --------  --------
DISTRIBUTIONS
   Net investment income..............         (0.30)      (0.64)    (0.64)    (0.65)    (0.72)    (0.67)
                                            --------    --------  --------  --------  --------  --------
NET ASSET VALUE,
   END OF PERIOD......................      $  11.24    $  11.04  $  11.71  $  11.97  $  11.67  $  11.40
                                            ========    ========  ========  ========  ========  ========
Ratio of net expenses to average
   net assets.........................       0.81%(a)      0.78%     0.77%     0.75%     0.77%     0.85%
Ratio of net investment income
   to average net assets..............       6.05%(a)      5.82%     5.26%     5.48%     6.20%     5.86%
Portfolio turnover rate...............           N/A         N/A      N/A       8%(b)      11%       34%
Total return..........................         4.61%      (0.16%)  3.18%(c)    8.32%     8.91%     6.83%
Net assets, end of period (000's).....      $241,922    $253,787  $297,874  $341,780  $306,070  $282,956

(a)  Annualized.

(b)  Prior to commencement of operations of the Portfolio.

(c) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.



--------------------------------------------------------------------------------
SR&F High-Yield Municipals Portfolio
                                                      SIX MONTHS
                                                           ENDED                        PERIOD
                                                      (UNAUDITED)                        ENDED
                                                    DECEMBER 31, YEARS ENDED JUNE 30, JUNE 30,
                                                            2000     2000     1999      1998(a)
                                                ----------------  --------  --------  --------
SELECTED RATIOS
Ratio of net expenses to average net assets....          0.47%(b)    0.47%     0.45%   0.47%(b)
Ratio of net investment income to average
   net assets..................................          6.42%(b)    6.11%     5.55%   5.72%(b)
Portfolio turnover rate........................             9%         14%       19%      3%

(a)  From commencement of operations on February 2, 1998.
(b)  Annualized

                                       64


Liberty-Stein Roe Funds Municipal Trust
--------------------------------------------------------------------------------

TRUSTEES
Douglas A. Hacker
Executive Vice President and Chief Financial Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President - Corporate Development, General Counsel,
  and Secretary, Kellogg Company
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington;
  consultant on economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College
Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.;
  Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC
Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Anne-Lee Verville
Consultant


OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
J. Kevin Connaughton, Controller


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd LLC
Legal Counsel to the Trust
Ernst & Young LLP
Independent Auditors

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Focus Fund
Midcap Growth Fund*
Capital Opportunities Fund
International Fund
Small Company Growth Fund
Asia Pacific Fund
Global Thematic Equity Fund
European Thematic Equity Fund

*    Formerly Growth Opportunities Fund


                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com


                         Liberty Funds Distributor, Inc.


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